                                                     Registration Nos: 333-71379
                                                                        811-8628

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 16

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   800 Silver Lake Boulevard, Dover, DE 19904
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (212) 830-4901

                          Catherine S. Mulholland, Esq.
                                 General Counsel
                         Citicorp Life Insurance Company
                            800 Silver Lake Boulevard
                              Dover, Delaware 19904
              -----------------------------------------------------
               (Name and Address of Agent for Service of Process)


Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:
[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
[X]     on  May 1, 2000  pursuant to paragraph (b) of Rule 485
          --------------
[ ]     60 days after filing pursuant to paragraph (a) of Rule 485
[ ]     on                             pursuant to paragraph (a)(i) of Rule 485
           ---------------------------

If appropriate, check the following box:

        [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                     PART A

                      Information Required in a Prospectus

                          CITIELITE ANNUITY PROSPECTUS
                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

This prospectus describes CITIELITE ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by Citicorp Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  Technology Portfolio -- Class B
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund
CONCERT INVESTMENT SERIES
  Select Small Cap Portfolio(1)
  Select Growth Portfolio
  Select Growth and Income Portfolio
  Select Government Portfolio
  Select Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Franklin Small Cap Fund -- Class 2(2)
  Templeton International Securities Fund -- Class 2(3)
GREENWICH STREET SERIES FUND
  Equity Index Portfolio Class II
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund
  High Yield Bond Fund
  Investors Fund
  Total Return Fund
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio
  Large Cap Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Travelers Quality Bond Portfolio
TRAVELERS HIGH YIELD BOND TRUST
TRAVELERS MONEY MARKET PORTFOLIO
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
VARIABLE ANNUITY PORTFOLIOS
  CitiSelect(R) VIP Folio 200 Conservative
  CitiSelect VIP Folio 300 Balanced
  CitiSelect VIP Folio 400 Growth
  CitiSelect VIP Folio 500 Growth Plus
  CitiFunds Small Cap Growth VIP Portfolio
VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Contrafund(R) Portfolio -- Service Class 2

(1) previously offered as Select Emerging Growth Portfolio
(2) previously offered as Franklin Small Cap Investments Fund
(3) previously offered as Templeton Fund

The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.


This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about Citicorp Life Variable Annuity Separate Account ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to our Customer Service Office at One Tower Square, Hartford, Connecticut 06183-4065 or call (800) 497-4857 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS


Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......      9
The Annuity Contract..................     10
  Contract Owner Inquiries............     10
  Purchase Payments...................     10
  Accumulation Units..................     10
  The Funding Options.................     10
Charges and Deductions................     13
  General.............................     13
  Withdrawal Charge...................     14
  Free Withdrawal Allowance...........     14
  Administrative Charges..............     15
  Mortality and Expense Risk Charge...     15
  Funding Option Expenses.............     15
  Premium Tax.........................     15
  Changes in Taxes Based Upon Premium
     or Value.........................     15
Transfers.............................     15
  Dollar Cost Averaging...............     16
Access to Your Money..................     17
  Systematic Withdrawals..............     17
  Loans...............................     17
Ownership Provisions..................     17
  Types of Ownership..................     17
  Beneficiary.........................     18
  Annuitant...........................     18
Death Benefit.........................     18
  Death Proceeds Before the Maturity
     Date.............................     18
  Payment of Proceeds.................     20
  Death Proceeds After the Maturity
     Date.............................     21
The Annuity Period....................     22
  Maturity Date.......................     22
  Allocation of Annuity...............     22
  Variable Annuity....................     22
  Fixed Annuity.......................     23
Payment Options.......................     23
  Election of Options.................     23
  Annuity Options.....................     23
  Income Options......................     24
Miscellaneous Contract Provisions.....     24
  Right to Return.....................     24
  Termination.........................     25
  Required Reports....................     25
  Suspension of Payments..............     25
  Transfers of Contract Values to
     Other Annuities..................     25
The Separate Account..................     25
  Performance Information.............     26
Federal Tax Considerations............     27
  General Taxation of Annuities.......     27
  Types of Contracts: Qualified or
     Nonqualified.....................     27
  Nonqualified Annuity Contracts......     27
  Qualified Annuity Contracts.........     28
  Penalty Tax for Premature
     Distributions....................     28
  Diversification Requirements for
     Variable Annuities...............     28
  Ownership of the Investments........     28
  Mandatory Distributions for
     Qualified Plans..................     29
Other Information.....................     29
  The Insurance Company...............     29
  Financial Statements................     29
  Distribution of Variable Annuity
     Contracts........................     29
  Conformity with State and Federal
     Laws.............................     30
  Voting Rights.......................     30
  Legal Proceedings and Opinions......     30
Appendix A: Condensed Financial
  Information.........................    A-1
Appendix B: The Fixed Account.........    B-1
Appendix C: Contents of the Statement
  of Additional Information...........    C-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.


Accumulation Unit.....................     10
Accumulation Period...................     10
Annuitant.............................     18
Annuity Payments......................     22
Annuity Unit..........................     10
Cash Surrender Value..................     18
Contingent Annuitant..................     18
Contract Date.........................     10
Contract Owner (You, Your)............     18
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     18
Fixed Account.........................    B-1
Funding Option(s).....................     10
Maturity Date.........................     22
Purchase Payment......................     10
Underlying Fund.......................     10
Written Request.......................     10

                                    SUMMARY:
                           CITIELITE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by Citicorp Life is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO MAY PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the contract date. You may make additional payments of at least $100 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options, and the sub-account administrative charge is 0.15% annually. Each funding option also charges for management and other expenses. Please refer to the Fee Table for more information about the charges.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 7%, decreasing to 0% in years seven and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn)

            YEARS SINCE PURCHASE
                PAYMENT MADE                       WITHDRAWAL CHARGE
                 less than1                               7%
                     1                                    7%
                     2                                    7%
                     3                                    6%
                     4                                    5%
                     5                                    4%
                     6                                    3%
                 7 and over                               0%

     ANNUAL CONTRACT ADMINISTRATIVE CHARGE               $30


ANNUAL SEPARATE ACCOUNT CHARGES
  (as a percentage of the average daily net assets of the
  Separate Account)
      Mortality & Expense Risk Charge.......................   1.25%
      Administrative Expense Charge.........................   0.15%
                                                               -----
          Total Separate Account Charges....................   1.40%

FUNDING OPTION EXPENSES:
  (as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)


                                                                                                             TOTAL ANNUAL
                                                                                                              OPERATING
                                                              MANAGEMENT FEE               OTHER EXPENSES      EXPENSES
                                                              (AFTER EXPENSE               (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                                              REIMBURSEMENT)   12B-1 FEE   REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------------
    High Yield Bond Trust...................................      0.50%                        0.31%            0.81%
    Money Market Portfolio..................................      0.32%                        0.08%            0.40%(1)
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund.....................................      0.61%                        0.15%            0.76%
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
    Technology Portfolio -- Class B.........................      0.71%          0.25%         0.24%            1.20%(2)
CONCERT INVESTMENT SERIES
    Select Small Cap Portfolios.............................      0.75%                        0.25%            1.00%(3)
    Select Government Portfolio.............................      0.60%                        0.20%            0.80%(3)
    Select Growth Portfolio.................................      0.75%                        0.20%            0.95%(3)
    Select Growth and Income Portfolio......................      0.75%                        0.20%            0.95%(3)
    Select Mid Cap Portfolio................................      0.75%                        0.20%            0.95%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2 (previously offered
      as Franklin Small Cap Investments Fund)...............      0.55%          0.25%         0.27%            1.07%(4)
    Templeton International Securities Fund (Formerly
      Templeton Fund) -- Class 2............................      0.69%          0.25%         0.19%            1.13%(5)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund............................................      0.00%                        1.00%            1.00%(6)
    High Yield Bond Fund....................................      0.00%                        1.00%            1.00%(6)
    Investors Fund..........................................      0.53%                        0.45%            0.98%(6)
    Total Return Fund.......................................      0.15%                        0.85%            1.00%(6)
THE TRAVELERS SERIES TRUST
    Equity Income Portfolio.................................      0.75%                        0.13%            0.88%
    Large Cap Portfolio.....................................      0.75%                        0.12%            0.87%
    MFS Emerging Growth Portfolio...........................      0.75%                        0.12%            0.87%
    MFS Mid Cap Growth Portfolio............................      0.80%                        0.20%            1.00%(7)
    MFS Research Portfolio..................................      0.80%                        0.19%            0.99%
    Travelers Quality Bond Portfolio........................      0.32%                        0.22%            0.54%

                                                                                                             TOTAL ANNUAL
                                                                                                              OPERATING
                                                              MANAGEMENT FEE               OTHER EXPENSES      EXPENSES
                                                              (AFTER EXPENSE               (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                                              REIMBURSEMENT)   12B-1 FEE   REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio......................      0.80%                        0.04%            0.84%(8)
    MFS Total Return Portfolio..............................      0.80%                        0.04%            0.84%(8)
    Putnam Diversified Income Portfolio.....................      0.75%                        0.08%            0.83%(8)
VARIABLE ANNUITY PORTFOLIOS
    CitiSelect(R) VIP Folio 200 Conservative................      0.75%                        0.20%            0.95%(9)
    CitiSelect(R) VIP Folio 300 Balanced....................      0.75%                        0.20%            0.95%(9)
    CitiSelect(R) VIP Folio 400 Growth......................      0.75%                        0.50%            1.25%(9)
    CitiSelect(R) VIP Folio 500 Growth Plus.................      0.75%                        0.50%            1.25%(9)
    CitiFunds Small Cap Growth VIP Portfolio................      0.75%                        0.15%            0.90%(9)
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class 2..............      0.58%          0.25%         0.07%            0.90%(10)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

 (1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.

 (2) Fees are stated net of waivers and/or reimbursements. Absent waivers and/or reimbursements, the Management Fees, "12b-1 Fees", Other Expenses and Total Annual Operating Expenses would have been 1.00%, 0.25%, 0.27%, and 1.52% respectively for the TECHNOLOGY PORTFOLIO -- CLASS B. Effective May 1, 2000, there is no cap on the expenses for this fund.

 (3) The Adviser has agreed to waive all of its fees for the period ending October 31, 1999 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, total Annual Operating Expenses for the SELECT SMALL CAP PORTFOLIO, the SELECT MID CAP PORTFOLIO, the SELECT GROWTH PORTFOLIO, the SELECT GROWTH AND INCOME PORTFOLIO, and the SELECT GOVERNMENT PORTFOLIO would have been 4.38%, 5.35%, 5.00%, 5.22% and 3.73% respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 1.00%, 0.95%, 0.95%, 0.95%, and 0.80% respectively.

 (4) On 2/8/00, a merger and reorganization was approved to merge the assets of Franklin Small Cap Investments Fund into Franklin Small Cap Fund, effective 5/1/00. The above table shows restated total expenses based upon the new fees and assets of Franklin Small Cap Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fee 0.25%, Other expenses 0.27% and Total Fund Operating Expenses 1.07%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus.

 (5) On 2/8/00, fund shareholders approved a merger and reorganization to merge the assets of Templeton International Equity Fund into Templeton International Fund (which then changed its name to Templeton International Securities Fund), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton International Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fee 0.25%, Other expenses 0.20% and Total Fund Operating Expenses 1.10%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus.

 (6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND; 0.75%, 1.05%, and 1.80% respectively for the HIGH YIELD BOND FUND; 0.85%, 1.14%, and 1.99% respectively for the CAPITAL FUND; and 0.80%, 0.85%, and 1.65% respectively for the TOTAL RETURN FUND.

 (7) Travelers Insurance Company has agreed to reimburse the MFS MID CAP GROWTH PORTFOLIO for expenses for the year ended December 31, 1999 which exceeded 0.80%, 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.07%.

 (8) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

 (9) Fee waivers and expense reimbursements reduced expenses for CITISELECT(R) VIP 200 CONSERVATIVE, CITISELECT(R) VIP 300 BALANCED, CITISELECT(R) VIP 400 GROWTH, CITISELECT(R) VIP 500 GROWTH PLUS, and the CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO for the period ended December 31, 1999. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.82%, 3.66%, 5.44%, 10.38%, and 9.40% respectively.

(10) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.95% for CONTRAFUND PORTFOLIO -- SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first year.

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
                  FUNDING OPTION                    1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond Trust............................    93       141       171        260       23        71       121        260
 Money Market Portfolio...........................    89       128       150        218       19        58       100        218
AIM VARIABLE INSURANCE FUNDS, INC.
 AIM V.I. Value Fund..............................    92       139       169        255       22        69       119        255
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
 Technology Portfolio -- Class B..................    97       152       191        299       27        82       141        299
CONCERT INVESTMENT SERIES
 Select Small Cap Portfolio.......................    95       146       181        279       25        76       131        279
 Select Government Portfolio......................    93       140       171        259       23        70       121        259
 Select Growth Portfolio..........................    94       145       178        274       24        75       128        274
 Select Growth and Income Portfolio...............    94       145       178        274       24        75       128        274
 Select Mid Cap Portfolio.........................    94       145       178        274       24        75       128        274
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
 Franklin Small Cap Fund -- Class 2...............    96       149       184        286       26        79       134        286
 Templeton International Securities Fund -- Class
   2..............................................    96       150       187        292       26        80       137        292
SALOMON BROTHERS VARIABLE SERIES FUND INC.
 Capital Fund.....................................    95       146       181        279       25        76       131        279
 High Yield Bond Fund.............................    95       146       181        279       25        76       131        279
 Investors Fund...................................    95       146       180        277       25        76       130        277
 Total Return Fund................................    95       146       181        279       25        76       131        279
GREENWICH STREET SERIES FUND
 Equity Index Portfolio -- Class II...............    90       132       156        229       20        62       106        229
THE TRAVELERS SERIES TRUST
 Equity Income Portfolio..........................    94       143       175        267       24        73       125        267
 Large Cap Portfolio..............................    94       143       174        266       24        73       124        266
 MFS Emerging Growth Portfolio....................    94       143       174        266       24        73       124        266
 MFS Mid Cap Growth Portfolio.....................    95       146       181        279       25        76       131        279
 MFS Research Portfolio...........................    95       146       180        278       25        76       130        278
 Travelers Quality Bond Portfolio.................    90       133       157        232       20        63       107        232
TRAVELERS SERIES FUND INC.
 AIM Capital Appreciation Portfolio...............    93       142       173        263       23        72       123        263
 MFS Total Return Portfolio.......................    93       142       173        263       23        72       123        263
 Putnam Diversified Income Portfolio..............    93       141       172        262       23        71       122        262
VARIABLE ANNUITY PORTFOLIOS
 CitiSelect(R) VIP Folio 200 Conservative.........    94       145       178        274       24        75       128        274
 CitiSelect(R) VIP Folio 300 Balanced.............    94       145       178        274       24        75       128        274
 CitiSelect(R) VIP Folio 400 Growth...............    97       154       193        304       27        84       143        304
 CitiSelect(R) VIP Folio 500 Growth Plus..........    97       154       193        304       27        84       143        304
 CitiFunds Small Cap Growth VIP Portfolio.........    94       143       176        269       24        73       126        269
VARIABLE INSURANCE PRODUCTS FUND II
 Contrafund(R) Portfolio -- Service Class 2.......    94       143       176        269       24        73       126        269


* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.054% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

CitiElite Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.


Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Customer Service Office at One Tower Square, Hartford, Connecticut 06183-4065 in a form and content satisfactory to us.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Customer Service Office at (800) 497-4857.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent.


We will apply the initial purchase payment within two business days after we receive it in good order at our Customer Service Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Customer Service Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.


ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing.

Contact your registered representative or call (800) 497-4857 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


FUNDING OPTION                                  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
    Technology Portfolio Class   Seeks to achieve growth of capital by investing     Alliance Capital Management
    B                            primarily in securities of companies that use       L.P.
                                 technology extensively in the development of new
                                 or improved products or processes. Current income
                                 is incidental to the Portfolio's objective.

AIM VARIABLE INSURANCE FUNDS,
INC.
    AIM V.I. Value Fund          Seeks to achieve long-term growth of capital by     AIM Advisers, Inc.
                                 investing primarily in equity securities of
                                 undervalued companies. Income is a secondary
                                 objective.

CONCERT INVESTMENT SERIES
    Select Small Cap Portfolio   Seeks capital appreciation by investing primarily   SSB Citi Fund Management LLC
                                 in the common stocks of small cap companies having  ("SSB Citi")
                                 market capitalization in the lowest 20% of all
                                 publicly traded U.S. companies.
    Select Growth Portfolio      Seeks capital appreciation by investing primarily   SSB Citi
                                 in U.S. common stocks and other equity securities,
                                 typically of established companies with large
                                 market capitalization.
    Select Growth and Income     Seeks both growth and income by investing princi-   SSB Citi
    Portfolio                    pally in equity securities which provide dividend
                                 and interest income but may invest in non-income
                                 producing investments for potential appreciation
                                 in value.
    Select Government Portfolio  Seeks high current return consistent with the       SSB Citi
                                 preservation of capital by investing primarily in
                                 debt instruments issued or guaranteed by the U.S.
                                 government, its agencies or instrumentalities.
    Select Mid Cap Portfolio     Seeks long-term growth of capital by investing at   SSB Citi
                                 least 65% of its assets in the equity securities
                                 of companies having a market capitalization within
                                 the range of the companies included in the
                                 Standard and Poor's MidCap 400 Index at the time
                                 of investment.

FRANKLIN TEMPLETON INSURANCE
PRODUCTS TRUST
    Franklin Small Cap Fund      Seeks long-term capital growth. The Fund seeks to   Franklin Advisers, Inc.
    (Class 2)                    accomplish its objective by investing primarily
                                 (normally at least 65% of its assets) in equity
                                 securities of smaller capitalization growth
                                 companies.
    Templeton International      Seeks long-term capital growth through a flexible   Templeton Investment Counsel,
    Securities Fund (Class 2)    policy of investing in stocks and debt obligations  Inc.
                                 of companies and governments outside the United
                                 States. Any income realized will be incidental.

GREENWICH STREET SERIES FUND
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,   Travelers Investment Management
    Class II                     the total return performance of the S&P 500 index.  Co.

SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Capital Fund                 Seeks capital appreciation, primarily through       Salomon Brothers Asset
                                 investments in common stocks which are believed to  Management ("SBAM")
                                 have above-average price appreciation potential
                                 and which may involve above average risk.

FUNDING OPTION                                  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
    High Yield Bond Fund         Seeks to maximize current income, and secondarily,  SBAM
                                 to seek capital appreciation through investments
                                 in medium or lower rating categories.
    Investors Fund               Seeks long-term growth of capital, and,             SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.
    Total Return Fund            Seeks above-average income (compared to a portfo-   SBAM
                                 lio invested entirely in equity securities).
                                 Secondarily, seeks opportunities for growth of
                                 capital and income.
THE TRAVELERS SERIES TRUST
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%   Travelers Asset Management
                                 in income-producing equity securities. The balance  International Company ("TAMIC")
                                 may be invested in all types of domestic and        Subadviser: Fidelity Management
                                 foreign securities, including bonds. The Portfolio  & Research Co. ("FMR")
                                 seeks to achieve a yield that exceeds that of the
                                 securities comprising the S&P 500. The Subadviser
                                 also considers the potential for capital
                                 appreciation.
    Large Cap Portfolio          Seeks long-term growth of capital by investing      TAMIC
                                 primarily in equity securities of companies with    Subadviser: FMR
                                 large market capitalizations.
    MFS Emerging Growth          Seeks to provide long-term growth of capital.       TAMIC
    Portfolio                    Dividend and interest income from portfolio         Subadviser: Massachusetts
                                 securities, if any, is incidental to the MFS        Financial Services ("MFS")
                                 Portfolio's investment objective.
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by      TAMIC
    Portfolio                    investing, under normal market conditions, at       Subadviser: MFS
                                 least 65% of its total assets in equity securities
                                 of companies with medium market capitalization
                                 which the investment adviser believes have
                                 above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Travelers Quality Bond       Seeks current income, moderate capital volatility   TAMIC
    Portfolio                    and total return.
TRAVELERS HIGH YIELD BOND TRUST  Generous income. The assets of the High Yield Bond  TAMIC
                                 Trust will be invested in bonds, which, as a
                                 class, sell at discounts from par value and are
                                 typically high risk securities.
TRAVELERS MONEY MARKET           Seeks high current income from short-term money     TAMIC
PORTFOLIO                        market instruments while preserving capital and
                                 maintaining a high degree of liquidity.
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             Travelers Investment Advisers
    Portfolio                    principally in common stock, with emphasis on       ("TIA")
                                 medium-sized and smaller emerging growth            Subadviser: AIM Capital
                                 companies.                                          Management, Inc.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to   TIA
                                 a portfolio entirely invested in equity             Subadviser: MFS
                                 securities) consistent with the prudent employment
                                 of capital. Generally, at least 40% of the
                                 Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with           TIA
    Portfolio                    preservation of capital. The Portfolio will         Subadviser: Putnam Investment
                                 allocate its investments among the U.S. Government  Management, Inc.
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
VARIABLE ANNUITY PORTFOLIOS
    CitiSelect VIP Folio 200     This portfolio seeks as high a total return over    Citibank, N.A.
    Conservative                 time as is consistent with primary emphasis on
                                 fixed income securities and a secondary emphasis
                                 on equity securities. Under normal circumstances,
                                 20%-40% of the portfolio's assets will be invested
                                 in equity securities and 60%-80% of the
                                 portfolio's assets will be invested in fixed
                                 income securities.
    CitiSelect VIP Folio 300     This portfolio seeks as high a total return over    Citibank, N.A.
    Balanced                     time as is consistent with a balanced emphasis on
                                 equity and fixed-income securities. Under normal
                                 circumstances, 40%-60% of the portfolio's assets
                                 will be invested in equity securities and 40%-60%
                                 of the portfolio's assets will be invested in
                                 fixed income securities.

FUNDING OPTION                                  INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
    CitiSelect VIP Folio 400     This portfolio seeks as high a total return over    Citibank, N.A.
    Growth                       time as is consistent with a primary emphasis on
                                 equity securities and a secondary emphasis on
                                 fixed income securities. Under normal
                                 circumstances, 60%-80% of the portfolio's assets
                                 will be invested in equity securities and 20%-40%
                                 of the portfolio's assets will be invested in
                                 fixed income securities.
    CitiSelect VIP Folio 500     This portfolio seeks as high a total return over    Citibank, N.A.
    Growth Plus                  time as is consistent with a dominant emphasis on
                                 equity securities and a small allocation to fixed
                                 income. Under normal circumstances, 75%-100% of
                                 the portfolio's assets will be invested in equity
                                 securities and 0%-25% of the portfolio's assets
                                 will be invested in fixed income securities.
    CitiFunds Small Cap Growth   The fund seeks long-term capital growth by          Citibank, N.A.
    VIP Portfolio                investing in equity securities of U.S. companies
                                 with market capitalizations below the top 1,000
                                 stocks of the equity market. Under normal
                                 circumstances, at least 65% of the fund's total
                                 assets will be invested in such companies.
                                 Dividend income, if any, is incidental to this
                                 investment objective.

VARIABLE INSURANCE PRODUCTS
FUND II
    Contrafund Portfolio:        Seeks long term appreciation of capital by          SSB Citi
    Service Class 2              investing primarily in equity securities.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

 YEARS SINCE PURCHASE
     PAYMENT MADE                         WITHDRAWAL CHARGE
          <1                                  7    %
            1                                 7    %
            2                                 7    %
            3                                 6    %
            4                                 5    %
            5                                 4    %
            6                                 3    %
             7 and over                       0    %

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

        (a) any purchase payment to which no withdrawal charge applies, and then

        (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

        (c) from any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

        (d) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

     - from payments we make due to the distribution of death proceeds;

     - upon election of a lifetime annuity payout taken after the first Contract year or,

     - due to a minimum distribution under our minimum distribution rules then in effect.

Note: Any free withdrawals taken will not reduce purchase payments still subject to a withdrawal charge.

FREE WITHDRAWAL ALLOWANCE

You may withdraw up to 15% of the contract value annually, without a withdrawal charge. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) For the first contract year, the available amount is 15% of the initial purchase payment. Beginning in the second contract year, the available free withdrawal amount is 15% of the contract value at the end of the previous contract year. The free withdrawal allowance applies to any partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington State, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We deduct a contract administrative charge of $30 annually on each anniversary of the contract date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:
        (1) from the distribution of death proceeds; or

        (2) after an annuity payout has begun.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. Please refer to Appendix B for information about transfers between the Fixed Account and the funding options.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, the Company may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of the Company, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Customer Service Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Beginning in the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY


You name the beneficiary in a written request. The beneficiary has the right to receive any death proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.


Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Customer Service Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE:

The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and outstanding loans:

        (1) the contract value;

        (2) the total purchase payments made under the Contract less all partial surrenders; or

        (3) the Step-Up value (if any, as described below).

We must be notified no later than six months from the date of death in order for Us to make payment of proceeds as described above. If we receive the notification more than six months after the date of death, the Death Benefit payable will be the Contract Value on the Death Report Date less any applicable premium tax and outstanding loans.

WHERE THE ANNUITANT WAS BETWEEN THE AGES OF 68 THROUGH 75 ON THE CONTRACT DATE:

The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and outstanding loans:

        (1) the contract value;

        (2) the total purchase payments made under the Contract less all partial surrender; or

        (3) the Step-Up value (as described below) associated with the seventh Contract Date Anniversary.

We must be notified no later than six months from the date of death in order for Us to make payment of proceeds as described above. When permitted by state law, if we receive the notification more than six months after the date of death, the Death Benefit payable will be the Contract Value on the Death Report Date less any applicable premium tax and outstanding loans.

WHERE ANNUITANT WAS AGE 76 OR OLDER ON THE CONTRACT DATE:

The death benefit payable will be the Contract Value on the Death Report Date, less any applicable premium tax and any outstanding loans.

STEP-UP VALUE:

The Step-Up Value will be established on the seventh Contract Date anniversary. The Step-Up Value will equal the Contract Value on that anniversary. For Contracts where the Annuitant was younger than 68 on the Contract Date, the Step-Up Value will be recalculated on each anniversary until the Annuitant's 76th birthday. If the Contract Value on the anniversary is greater than the Step-Up Value, the Step-Up Value will be reset to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value remains unchanged. For all contracts, each time a Purchase Payment is made we will increase the Step-Up Value by the amount of the payment and, when a partial surrender is taken, we will reduce the Step-Up Value by a Partial Surrender reduction (as described below).

The Partial Surrender Reduction equals:

        (1) the Step-Up Value immediately before the reduction for the partial surrender, multiplied by

        (2) the amount of the partial surrender divided by

        (3) the Contract Value immediately before the partial surrender.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/55,000) = 9,090


Your new step-up value would be 50,000 - 9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000 - 16,666, or $33,334.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

Unless you elect otherwise, the maturity date will be the annuitant's 90th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in certain states, the maturity date elected may not be later than the annuitant's 90th birthday.) Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily

Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the cash surrender value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Citicorp Life Variable Annuity ("Separate Account") was established on July 6, 1994 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The Separate Account assets are held for the exclusive benefit of the owners of this separate account, according to the laws of Arizona. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.


STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.


NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Codes provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endownment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRA, after tax contributions accumulate until Maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY


Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of Arizona in 1971. Citicorp Life is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world's largest bank holding companies.



Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at 800 Silver Lake Blvd. Dover, Delaware 19904.


FINANCIAL STATEMENTS


The financial statements for the insurance company and the separate account are located in the Statement of Additional Information. These reports are accessible through the SEC's website that appears on page 1 of the prospectus.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS


There are no pending material legal proceedings affecting the Separate Account or the Company. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Arizona law and the validity of the forms of the variable annuity contracts under Arizona law, have been passed on by the General Counsel of the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                         CITICORP LIFE VARIABLE ANNUITY
                            ACCUMULATION UNIT VALUES



                       PORTFOLIO NAME
                       --------------
TRAVELERS HIGH YIELD BOND TRUST
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        0.989639
     Number of units outstanding at end of year.............    387,819.5853
TRAVELERS MONEY MARKET PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.020466
     Number of units outstanding at end of year.............    103,493.8349
TRAVELERS QUALITY BOND PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.006447
     Number of units outstanding at end of year.............    323,931.2300
VARIABLE ANNUITY PORTFOLIOS
CITISELECT VIP FOLIO 200 CONSERVATIVE
     Unit Value at beginning of year Unit Value at end of
      year..................................................        1.019241
     Number of units outstanding at end of year.............              --
CITISELECT VIP FOLIO 300 BALANCED
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.046945
     Number of units outstanding at end of year.............   65,497.860600
CITISELECT VIP FOLIO 400 GROWTH
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.072726
     Number of units outstanding at end of year.............     10,560.1602
CITISELECT VIP FOLIO 500 GROWTH PLUS
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.092684
     Number of units outstanding at end of year.............               0
CITISELECT SMALL CAP GROWTH VIP
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.447874
     Number of units outstanding at end of year.............     52,739.9767
CONCERT INVESTMENT SERIES
SELECT GOVERNMENT PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        0.987866
     Number of units outstanding at end of year.............     22,639.7634
SELECT GROWTH & INCOME PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.081850
     Number of units outstanding at end of year.............    136,744.5490
SELECT GROWTH PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.182107
     Number of units outstanding at end of year.............    186,983.2806

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                         CITICORP LIFE VARIABLE ANNUITY
                      ACCUMULATION UNIT VALUES (CONTINUED)



                       PORTFOLIO NAME
                       --------------
SELECT MID CAP PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.189776
     Number of units outstanding at end of year.............     61,531.3879
SELECT SMALL CAP PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.238916
     Number of units outstanding at end of year.............      5,594.9655
GREENWICH STREET FUND
EQUITY INDEX PORTFOLIO
CLASS II
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        3.566304
     Number of units outstanding at end of year.............     91,907.4349
THE TRAVELERS SERIES TRUST
MFS MID CAP GROWTH PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.570453
     Number of units outstanding at end of year.............    726,744.6062
LARGE CAP PORTFOLIO (FIDELITY)
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.225365
     Number of units outstanding at end of year.............  2,109,249.3817
MFS RESEARCH PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.206176
     Number of units outstanding at end of year.............    805,920.9160
TRAVELERS SERIES FUND INC.
MFS TOTAL RETURN PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        0.986723
     Number of units outstanding at end of year.............    880,103.4882
AIM CAPITAL APPRECIATION PORTFOLIO
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.393933
     Number of units outstanding at end of year.............    954,494.9171
PUTNAM DIVERSIFIED INCOME PORTFOLIO
     Unit Value at beginning of year........................          1.0000
     Unit Value at end of year..............................        1.007736
     Number of units outstanding at end of year.............    319,190.5637
FRANKLIN VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP FUND
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.606265
     Number of units outstanding at end of year.............    353,953.2130

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                         CITICORP LIFE VARIABLE ANNUITY
                      ACCUMULATION UNIT VALUES (CONTINUED)



                       PORTFOLIO NAME
                       --------------
TEMPLETON INTERNATIONAL SECURITIES FUND
CLASS II
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.154708
     Number of units outstanding at end of year.............    523,110.3501
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
CAPITAL FUND
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.110208
     Number of units outstanding at end of year.............    487,553.2413
HIGH YIELD FUND
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.026291
     Number of units outstanding at end of year.............    243,341.0712
TOTAL RETURN FUND
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        0.976196
     Number of units outstanding at end of year.............    680,015.6472
INVESTORS FUND
     Unit Value at beginning of year........................               1
     Unit Value at end of year..............................        1.013551
     Number of units outstanding at end of year.............    880,931.5203

                                   APPENDIX B
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX C
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the insurance company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter

     Distribution and Principal Underwriting Agreement

     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 2000 (Form No. L-20676S) are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company's Customer Service Office.


Name:

--------------------------------------------------------------------------------

Address:

--------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-20676                                                              May 1, 2000

                                     PART B

          Information Required in a Statement of Additional Information

                                    CitiElite

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2000

                                       for

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                                    ISSUED BY

                         CITICORP LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Contract Prospectus dated May 1, 2000. A copy of the Prospectus may be obtained by writing to Citicorp Life Insurance Company, Customer Service, One Tower Square, Hartford, CT 06183 or by calling (800) 497-4857.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

PRINCIPAL UNDERWRITER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT . . . . . . . . . . ......... 1

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . .. . . . . . . . . . . . . . . 7

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-1

                              THE INSURANCE COMPANY

            Citicorp Life Insurance Company is a stock insurance company organized under the laws of the State of Arizona in 1971. Citicorp Life Insurance Company is wholly owned by Citibank Delaware. Citibank Delaware, which in turn, is a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of Arizona.

            The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Arizona laws.

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

                              PRINCIPAL UNDERWRITER

            CFBDS, Inc. serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. CFBDS, Inc. is not affiliated with the Company or the Separate Account. Its principal executive offices are located at 21 Milk Street, Boston, MA. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker dealer, may become the principal underwriter for the Contracts during the year 2000.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

            Under the terms of the Distribution and Principal Underwriting Agreement among Fund ABD, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each funding option is determined at 4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

            Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

            Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

            Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);
      (b) = any deduction for applicable taxes (presently zero);
            and
      (c) = the value of the assets of the funding option at the beginning of the valuation period.

            The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each funding option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each funding option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the immediately preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

            From time to time, the Company may advertise several types of historical performance for the Funding Options of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total return," as described below:

            STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for contracts sold (or anticipated to be sold) under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

            NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

            For Funding Options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance. An Owner's Contract Value at redemption may be more or less than original cost.

            GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Funding Options.

            Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 1999 are set forth in the following tables.

                           CITIELITE VARIABLE ANNUITY
                   SEC STANDARDIZED PERFORMANCE AS OF 12/31/99

------------------------------------------------------------------------------------------------------------------------------------
                                                               Inception Date            1 Year          5 Years    10 years or
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Since Inception
------------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative                                06/99           ---               ---              -6.86%
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 300 Balanced                                    06/99           ---               ---              -3.94%
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 400 Growth                                      06/99           ---               ---              -0.54%
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 500 Growth Plus                                 06/99           ---               ---               2.54%
-----------------------------------------------------------------------------------------------------------------------------------
Citifunds Small Cap Growth VIP Portfolio                             06/99           ---               ---              26.18%
-----------------------------------------------------------------------------------------------------------------------------------
Concert Emerging Growth Portfolio                          ---                       ---               ---          ---
-----------------------------------------------------------------------------------------------------------------------------------
Concert Mid Cap Portfolio                                  ---                       ---               ---          ---
-----------------------------------------------------------------------------------------------------------------------------------
Concert Growth Portfolio                                   ---                       ---               ---          ---
-----------------------------------------------------------------------------------------------------------------------------------
Concert Growth and Income Portfolio                        ---                       ---               ---          ---
-----------------------------------------------------------------------------------------------------------------------------------
Concert Government Portfolio                               ---                       ---               ---          ---
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                       06/99           ---               ---              18.61%
-----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                                   06/99           ---               ---              31.12%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                         06/99           ---               ---              50.56%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                               06/99           ---               ---              13.43%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                      06/99           ---               ---               2.40%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                                        06/99           ---               ---              11.98%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin/Templeton Small Cap Investments Fund                        06/99           ---               ---              59.91%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund II                                      06/99           ---               ---              13.03%
-----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                                  06/99           ---               ---              -7.28%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                                      06/99           ---               ---              -4.22%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers High Yield Fund                                     06/99           ---               ---              -3.22%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                     06/99           ---               ---              -7.28%
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                           06/99           ---               ---              -5.88%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                                   06/99           ---               ---              -7.56%
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                     06/99           ---               ---              -3.73%
-----------------------------------------------------------------------------------------------------------------------------------
INDEX ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Equity Index Portfolio Class II              11/99                                              11.24%
------------------------------------------------------------------------------------------------------------------------------------


The inception date used to calculate standardized performance is based on the date that the investment option commenced operations.

                           CITIELITE VARIABLE ANNUITY
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/99

                                                                                  Cumulative Returns
  ----------------------------------------------------------------------------------------------------------------------------
                                                        YTD            1 YR            3 YR          5 YR           10 YR
  ----------------------------------------------------------------------------------------------------------------------------
  STOCK ACCOUNTS
  ----------------------------------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 200 Conservative                      0.15%          0.15%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 300 Balanced                          3.29%          3.29%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 400 Growth                            6.95%          6.95%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 500 Growth Plus                      10.25%         10.25%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Citifunds Small Cap Growth VIP Portfolio                  35.67%         35.67%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Concert Emerging Growth Portfolio                     ---            ---             ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Concert Mid Cap Portfolio                             ---            ---             ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Concert Growth Portfolio                              ---            ---             ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Concert Growth and Income Portfolio                   ---            ---             ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Concert Government Portfolio                          ---            ---             ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Large Cap Portfolio (Fidelity)                            27.53%         27.53%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  AIM Capital Appreciation Portfolio                        40.99%         40.99%      80.23%        ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  MFS Mid Cap Growth Portfolio                              61.90%         61.90%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  MFS Research Portfolio                                    21.97%         21.97%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Investors Fund                           10.11%         10.11%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Capital Fund                             20.40%         20.40%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Franklin/Templeton Small Cap Investments Fund             71.94%         71.94%      ---           ---            ---
  ---------------------------------------------------------------------------------------------------------------------------
  Templeton International Fund II                           21.53%         21.53%      46.51%       104.72%         ---
  ---------------------------------------------------------------------------------------------------------------------------
  BOND ACCOUNTS:
  ---------------------------------------------------------------------------------------------------------------------------
  Putnam Diversified Income Portfolio                       -0.31%         -0.31%       5.10%        ---            ---
  ----------------------------------------------------------------------------------------------------------------------------
  Travelers High Yield Bond Trust                            2.99%          2.99%      24.40%        62.16%    117.79%
  ----------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers High Yield Fund                           4.06%          4.06%        ---          ---        ---
  ----------------------------------------------------------------------------------------------------------------------------
  Travelers Quality Bond Portfolio                          -0.30%         -0.30%        ---          ---        ---
  ----------------------------------------------------------------------------------------------------------------------------
  BALANCED ACCOUNTS:
  ----------------------------------------------------------------------------------------------------------------------------
  MFS Total Return Portfolio                                 1.21%          1.21%      33.22%         ---        ---
  ----------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Total Return Fund                        -0.61%         -0.61%        ---          ---        ---
  ----------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET ACCOUNTS:
  ----------------------------------------------------------------------------------------------------------------------------
  Travelers Money Market Portfolio                           3.52%          3.52%      11.10%        17.30%     36.70%
  ----------------------------------------------------------------------------------------------------------------------------
  INDEX ACCOUNTS:
  ----------------------------------------------------------------------------------------------------------------------------
  Greenwich Street Series Equity Index Portfolio Class II   18.91%          18.91%     98.43%       228.46%      ---
  ----------------------------------------------------------------------------------------------------------------------------


                                                                                     Average Annual Returns
  --------------------------------------------------------------------------------------------------------------------------
                                                               3 YR       5 YR        10 YR      Inception
  --------------------------------------------------------------------------------------------------------------------------
  STOCK ACCOUNTS
  --------------------------------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 200 Conservative                        ---        ---         ---               4.27% (2/97)
  --------------------------------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 300 Balanced                            ---        ---         ---               5.60% (2/97)
  --------------------------------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 400 Growth                              ---        ---         ---               5.79% (2/97)
  --------------------------------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 500 Growth Plus                         ---        ---         ---               6.76% (2/97)
  --------------------------------------------------------------------------------------------------------------------------
  Citifunds Small Cap Growth VIP Portfolio                     ---        ---         ---              13.04% (2/97)
  --------------------------------------------------------------------------------------------------------------------------
  Concert Emerging Growth Portfolio                            ---        ---         ---              23.90% (9/99)
  --------------------------------------------------------------------------------------------------------------------------
  Concert Mid Cap Portfolio                                    ---        ---         ---              18.98% (9/99)
  --------------------------------------------------------------------------------------------------------------------------
  Concert Growth Portfolio                                     ---        ---         ---              18.22% (9/99)
  --------------------------------------------------------------------------------------------------------------------------
  Concert Growth and Income Portfolio                          ---        ---         ---               8.19% (9/99)
  --------------------------------------------------------------------------------------------------------------------------
  Concert Government Portfolio                                 ---        ---         ---              -1.21% (9/99)
  --------------------------------------------------------------------------------------------------------------------------
  Large Cap Portfolio (Fidelity)                               ---        ---         ---              29.02% (8/96)
  --------------------------------------------------------------------------------------------------------------------------
  AIM Capital Appreciation Portfolio                         21.70%       ---         ---              17.19% (10/95)
  --------------------------------------------------------------------------------------------------------------------------
  MFS Mid Cap Growth Portfolio                                 ---        ---         ---              30.79% (3/98)
  --------------------------------------------------------------------------------------------------------------------------
  MFS Research Portfolio                                       ---        ---         ---              15.13% (3/98)
  --------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Investors Fund                              ---        ---         ---              10.39% (2/98)
  --------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Capital Fund                                ---        ---         ---              19.88% (2/98)
  --------------------------------------------------------------------------------------------------------------------------
  Franklin/Templeton Small Cap Investments Fund                ---        ---                          31.14% (5/98)
  --------------------------------------------------------------------------------------------------------------------------
  Templeton International Fund II                            13.58%      15.41%                        13.65% (5/92)
  --------------------------------------------------------------------------------------------------------------------------
  BOND ACCOUNTS:
  --------------------------------------------------------------------------------------------------------------------------
  Putnam Diversified Income Portfolio                         1.67%                                     4.97% (6/94)
  --------------------------------------------------------------------------------------------------------------------------
  Travelers High Yield Bond Trust                             7.55%       10.15%       8.09%            7.62% (5/83)
  --------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers High Yield Fund                                                                      1.91% (5/98)
  --------------------------------------------------------------------------------------------------------------------------
  Travelers Quality Bond Portfolio                                                                      4.58% (8/96)
  --------------------------------------------------------------------------------------------------------------------------
  BALANCED ACCOUNTS:
  --------------------------------------------------------------------------------------------------------------------------
  MFS Total Return Portfolio                                 10.03%                                    11.46% (6/94)
  --------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Total Return Fund                                                                    1.98% (2/98)
  --------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET ACCOUNTS:
  --------------------------------------------------------------------------------------------------------------------------
  Travelers Money Market Portfolio                            3.57%        3.24%       3.18%            3.62% (12/87)
  --------------------------------------------------------------------------------------------------------------------------
  INDEX ACCOUNTS:
  --------------------------------------------------------------------------------------------------------------------------
  Greenwich Street Series Equity Index Portfolio Class II     25.66%      26.85%         ---           19.54% (11/91)
  --------------------------------------------------------------------------------------------------------------------------


                                                                       Calendar Year Returns
  -----------------------------------------------------------------------------------------------
                                                                 1998        1997        1996
  ------------------------------------------------------------------------------------------------
  STOCK ACCOUNTS
  ------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 200 Conservative                         5.83%        ---         ---
  ------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 300 Balanced                             5.60%        ---         ---
  ------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 400 Growth                               1.97%        ---         ---
  ------------------------------------------------------------------------------------------------
  CitiSelect VIP Folio 500 Growth Plus                          0.17%        ---         ---
  ------------------------------------------------------------------------------------------------
  Citifunds Small Cap Growth VIP Portfolio                     -5.15%        ---         ---
  ------------------------------------------------------------------------------------------------
  Concert Emerging Growth Portfolio                              ---         ---         ---
  ------------------------------------------------------------------------------------------------
  Concert Mid Cap Portfolio                                      ---         ---         ---
  ------------------------------------------------------------------------------------------------
  Concert Growth Portfolio                                       ---         ---         ---
  ------------------------------------------------------------------------------------------------
  Concert Growth and Income Portfolio                            ---         ---         ---
  ------------------------------------------------------------------------------------------------
  Concert Government Portfolio                                   ---         ---         ---
  ------------------------------------------------------------------------------------------------
  Large Cap Portfolio (Fidelity)                                33.69%      21.74%       ---
  ------------------------------------------------------------------------------------------------
  AIM Capital Appreciation Portfolio                            15.59%      10.60%      13.31%
  ------------------------------------------------------------------------------------------------
  MFS Mid Cap Growth Portfolio                                   ---         ---         ---
  ------------------------------------------------------------------------------------------------
  MFS Research Portfolio                                         ---         ---         ---
  ------------------------------------------------------------------------------------------------
  Salomon Brothers Investors Fund                                ---         ---         ---
  ------------------------------------------------------------------------------------------------
  Salomon Brothers Capital Fund                                  ---         ---         ---
  ------------------------------------------------------------------------------------------------
  Franklin/Templeton Small Cap Investments Fund                  ---         ---         ---
  ------------------------------------------------------------------------------------------------
  Templeton International Fund II                               7.48%       12.16%      22.37%
  ------------------------------------------------------------------------------------------------
  BOND ACCOUNTS:
  ------------------------------------------------------------------------------------------------
  Putnam Diversified Income Portfolio                          -0.73%        6.20%       6.72%
  ------------------------------------------------------------------------------------------------
  Travelers High Yield Bond Trust                               5.08%       14.95%      14.43%
  ------------------------------------------------------------------------------------------------
  Salomon Brothers High Yield Fund                               ---         ---         ---
  ------------------------------------------------------------------------------------------------
  Travelers Quality Bond Portfolio                              6.98%        5.65%       ---
  ------------------------------------------------------------------------------------------------
  BALANCED ACCOUNTS:
  ------------------------------------------------------------------------------------------------
  MFS Total Return Portfolio                                   10.11%       19.50%      12.90%
  ------------------------------------------------------------------------------------------------
  Salomon Brothers Total Return Fund                             ---         ---         ---
  ------------------------------------------------------------------------------------------------
  MONEY MARKET ACCOUNTS:
  ------------------------------------------------------------------------------------------------
  Travelers Money Market Portfolio                              3.59%        3.60%       2.72%
  ------------------------------------------------------------------------------------------------
  INDEX ACCOUNTS:
  ------------------------------------------------------------------------------------------------
  Greenwich Street Series Equity Index Portfolio Class II      26.81%       31.59%      21.78%
  ------------------------------------------------------------------------------------------------


The inception date is the date that the underlying fund commenced operations.

                           FEDERAL TAX CONSIDERATIONS

            The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

            Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

            Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

            If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

            Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

            The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary, to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the

Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

            To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

            The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE PLAN IRA FORM

            Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

            Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

            Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

            Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

            Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

            The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

            There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

            A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.      OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

            To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

            The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2000, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,850 or less per year, will generally be exempt from periodic withholding.

            Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

            Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

        The statutory financial statements of Citicorp Life Insurance Company as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, included herein, and the financial statements of Citicorp Life Variable Annuity Separate Account as of and for the year ended December 31, 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                    CitiElite

                       STATEMENT OF ADDITIONAL INFORMATION












                      Individual Variable Annuity Contract
                                    issued by





                         Citicorp Life Insurance Company
                              800 Silver Lake Blvd.
                                 Dover, Delaware

L-20676S                                                              May 2000

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                        Financial Statements and Schedule

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)

[KPMG LOGO]



                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Citicorp Life Insurance Company and Contractholders of Citicorp Life Insurance Company
  Variable Annuity Separate Account:

We have audited the accompanying statement of net assets, including the schedule of investments, of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, CitiFunds Small Cap Growth VIP Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS Research Series, MFS Total Return Series, MFS World Government Series, Travelers High Yield Bond Trust Fund, Travelers Money Market Portfolio, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, Smith Barney AIM Capital Appreciation Fund, Smith Barney MFS Total Return Portfolio, Smith Barney Putnam Diversified Income Portfolio, Franklin Small Cap Investment Portfolio, Templeton International Fund Class II, Smith Barney Large Cap Portfolio, Smith Barney MFS Research Portfolio, Smith Barney MFS Mid Cap Growth Portfolio, Travelers Quality Bond Portfolio, CIS Emerging Growth Portfolio, CIS Mid Cap Growth Portfolio, CIS Growth Portfolio, CIS Growth & Income Portfolio, CIS Government Portfolio, and Equity Index Portfolio Class II divisions of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1999, and the related statement of operations for the year then ended and related statements of changes in net assets for each of the years in the two-year period ended December 31, 1999. These financial statements are the responsibility of Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1999, by correspondence with the transfer agents of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, CitiFunds Small Cap Growth VIP Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS


[KPMG LOGO]

Research Series, MFS Total Return Series, MFS World Government Series, Travelers High Yield Bond Trust Fund, Travelers Money Market Portfolio, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, Smith Barney AIM Capital Appreciation Fund, Smith Barney MFS Total Return Portfolio, Smith Barney Putnam Diversified Income Portfolio, Franklin Small Cap Investment Portfolio, Templeton International Fund Class II, Smith Barney Large Cap Portfolio, Smith Barney MFS Research Portfolio, Smith Barney MFS Mid Cap Growth Portfolio, Travelers Quality Bond Portfolio, CIS Emerging Growth Portfolio, CIS Mid Cap Growth Portfolio, CIS Growth Portfolio, CIS Growth & Income Portfolio, CIS Government Portfolio, and Equity Index Portfolio Class II divisions of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1999, and the results of their operations for the year then ended and changes in their net assets for each of the years in the two-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

                                    /s/ KPMG LLP

March 31, 2000

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Net Assets

                                December 31, 1999

===============================================================================================================================

                                                                  AIM V.I.          AIM V.I.           AIM          AIM V.I.
                                                                   Capital         Government          V.I.        Growth and
                                                                Appreciation         Series           Growth         Income
                                                                    Fund              Fund             Fund           Fund
-------------------------------------------------------------------------------------------------------------------------------
 Net assets:
          Investments at market value                          $    7,117,453       2,415,610        3,068,310       8,079,078

 Payable to Citicorp Life Insurance Company                               197              74               88             230
-------------------------------------------------------------------------------------------------------------------------------

 Total net assets                                              $    7,117,256       2,415,536        3,068,222       8,078,848
===============================================================================================================================

 Total net assets represented by:
          Variable annuity cash value invested in
              separate account by contractholders-
              Base 99 Basis Points                                  6,606,169       1,685,562        2,625,360       7,028,455
          Variable annuity cash value invested in
              separate account by contractholders-
              Base 140 Basis Points                                   464,130         729,974          386,825         969,525
          Variable annuity cash value invested in
              separate account by contractholders-
              Guaranteed Minimum Income Benefit
              (GMIB)                                                   46,957               -           56,037          80,868
          Variable annuity cash value invested in
              separate account by contractholders-
              Citi-Elite                                                    -               -                -               -
-------------------------------------------------------------------------------------------------------------------------------

 Total net assets represented                                  $    7,117,256       2,415,536        3,068,222       8,078,848
===============================================================================================================================

 Total units held by contractholders -
          Base-99 Basis Points                                      2,342,148       1,527,473        1,221,307       3,536,972
 Total units held by contractholders -
          Base-140 Basis Points                                       166,252         663,825          181,807         492,938
 Total units held by contractholders - GMIB                            16,835               -           26,360          41,149
 Total units held by contractholders - Citi-Elite                           -               -                -               -
 Accumulated unit value - Base - 99 Basis Points                         2.82            1.10             2.15            1.99
 Accumulated unit value - Base - 140 Basis Points                        2.79            1.10             2.13            1.97
 Accumulated unit value - GMIB                                           2.79               -             2.13            1.97
 Accumulated unit value - Citi-Elite                                        -               -                -               -

Cost of investments                                            $    4,857,267       2,528,108        2,380,575       5,884,097
===============================================================================================================================

Number of shares                                                      200,041         227,245           95,141         255,748
===============================================================================================================================

See accompanying notes to financial statements.

=============================================================================================================

   AIM V.I.            AIM         CitiSelect      CitiSelect      CitiSelect     CitiSelect      Fidelity
 International         V.I.            VIP             VIP            VIP            VIP         VIP Equity
    Equity            Value           Folio           Folio          Folio          Folio          Income
     Fund              Fund            200             300            400            500          Portfolio
-------------------------------------------------------------------------------------------------------------

   8,142,881        16,520,302       3,263,818      4,106,392       2,140,054      1,167,005      10,199,785

         230               479              90            112              62             32             291
-------------------------------------------------------------------------------------------------------------

   8,142,651        16,519,823       3,263,728      4,106,280       2,139,992      1,166,973      10,199,494
=============================================================================================================




   7,376,599        13,756,775       3,209,088      4,005,462       1,780,887      1,123,027       8,903,254


     736,980         2,414,845          54,640         32,244               -              -       1,223,857



      29,072           348,203               -              -         347,776         43,946          72,383


           -                 -               -         68,574          11,329              -               -
-------------------------------------------------------------------------------------------------------------

   8,142,651        16,519,823       3,263,728      4,106,280       2,139,992      1,166,973      10,199,494
=============================================================================================================


   4,015,919         6,871,254       2,822,733      3,396,277       1,502,485        922,549       6,296,999

     405,344         1,218,630          48,240         27,441               -              -         874,546
      16,003           175,860               -              -         296,684         36,504          51,766
           -                 -               -         65,498          10,560              -               -
        1.84              2.00            1.14           1.18            1.19           1.22            1.41
        1.82              1.98            1.13           1.18               -              -            1.40
        1.82              1.98               -              -            1.17           1.20            1.40
           -                 -               -           1.05            1.07              -               -

   5,399,802        12,709,085       3,289,674      3,987,610       2,060,944      1,206,555       9,753,153
=============================================================================================================

     278,009           493,143         310,840        368,617         193,495        121,310         396,724
=============================================================================================================



                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Net Assets

=====================================================================================================================

                                                         Fidelity         Fidelity         Fidelity        Fidelity
                                                           VIP            VIP High           VIP            VIP II
                                                          Growth           Income          Overseas       Contrafund
                                                         Portfolio        Portfolio        Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                        $12,182,361       4,540,933       2,939,300       12,239,321

 Payable to Citicorp Life Insurance Company                     368             131              84              359
=====================================================================================================================

 Total net assets                                       $12,181,993       4,540,802       2,939,216       12,238,962
--------------------------------------------------------------------------------------------------------------------

 Total net assets represented by:
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 99 Basis Points                             8,967,777       3,860,862       2,597,498        9,841,049
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 140 Basis Points                            3,095,657         679,940         315,330        2,282,724
     Variable annuity cash value invested in
         separate account by contractholders -
         Guaranteed Minimum Income Benefit
         (GMIB)                                             118,559             -            26,388          115,189
     Variable annuity cash value invested in
         separate account by contractholders -
         Citi-Elite                                             -               -               -                -
--------------------------------------------------------------------------------------------------------------------

 Total net assets represented                           $12,181,993       4,540,802       2,939,216       12,238,962
=====================================================================================================================

 Total units held by contractholders -
     Base - 99 Basis Points                               2,651,923       3,348,327       1,518,098        5,145,207
 Total units held by contractholders -
     Base - 140 Basis Points                                924,895         591,858         186,197        1,205,814
 Total units held by contractholders - GMIB                  35,451             -            15,594           60,896
 Total units held by contractholders - Citi-Elite               -               -               -                -
 Accumulated unit value - Base - 99 Basis Points        $      3.38            1.15            1.71             1.91
 Accumulated unit value - Base - 140 Basis Points              3.35            1.15            1.69             1.89
 Accumulated unit value - GMIB                          $      3.34             -              1.69             1.89
 Accumulated unit value - Citi-Elite                            -               -               -                -

Cost of investments                                     $ 9,304,444       4,646,887       2,200,300        9,565,199
=====================================================================================================================

Number of shares                                            221,780         401,497         107,117          419,874
=====================================================================================================================


See accompanying notes to financial statements.

==========================================================================================================

Fidelity         Citifunds                         MFS           MFS                              MFS
 VIP II          Small Cap        MFS           Emerging        Money             MFS            Total
Index 500       Growth VIP        Bond           Growth         Market          Research         Return
Portfolio        Portfolio       Series          Series         Series           Series          Series
----------------------------------------------------------------------------------------------------------

18,943,929       727,419       3,121,462       14,975,224       2,128,522       7,890,107       6,224,876

       545            20              92              421              61             223             178
---------------------------------------------------------------------------------------------------------

18,943,384       727,399       3,121,370       14,974,803       2,128,461       7,889,884       6,224,698
==========================================================================================================




16,334,341       638,915       2,568,536       13,332,626       1,883,109       7,078,913       5,422,244


 2,479,351        12,122         552,834        1,525,386         245,352         784,310         802,454



   129,692           -               -            116,791             -            26,661             -


       -          76,362             -                -               -               -               -
---------------------------------------------------------------------------------------------------------

18,943,384       727,399       3,121,370       14,974,803       2,128,461       7,889,884       6,224,698
==========================================================================================================


 8,726,888       445,031       2,313,508        4,922,989       1,600,253       4,117,175       4,106,432

 1,338,324         8,530         499,789          569,055         209,272         458,863         609,971
    70,063           -               -             43,605             -            15,611             -
       -          52,740             -                -               -               -               -
      1.87          1.44            1.11             2.71            1.18            1.72            1.32
      1.85          1.42            1.11             2.68            1.17            1.71            1.32
      1.85           -               -               2.68             -              1.71             -
       -            1.45             -                -               -               -               -

15,057,599       608,861       3,196,332        7,742,432       2,128,522       5,972,792       6,117,723
==========================================================================================================

   113,159        55,066         285,587          394,708       2,128,522         338,051         350,697
==========================================================================================================




                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Net Assets

==================================================================================================================

                                                            MFS        Travelers      Travelers   Salomon Brothers
                                                           World       High Yield       Money         Variable
                                                        Government     Bond Trust      Market          Capital
                                                          Series          Fund        Portfolio         Fund
------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                         $412,373        383,816        105,374        541,416

 Payable to Citicorp Life Insurance Company                    12             10              3             15
------------------------------------------------------------------------------------------------------------------

 Total net assets                                        $412,361        383,806        105,371        541,401
==================================================================================================================

 Total net assets represented by:
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 99 Basis Points                             363,010            -              -              -
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 140 Basis Points                             49,351            -              -              -
     Variable annuity cash value invested in
         separate account by contractholders -
         Guaranteed Minimum Income Benefit
         (GMIB)                                               -              -              -              -
     Variable annuity cash value invested in
         separate account by contractholders -
         Citi-Elite                                           -          383,806        105,371        541,401
------------------------------------------------------------------------------------------------------------------

 Total net assets represented                            $412,361        383,806        105,371        541,401
==================================================================================================================

 Total units held by contractholders -
     Base - 99 Basis Points                               321,808            -              -              -
 Total units held by contractholders -
     Base - 140 Basis Points                               43,862            -              -              -
 Total units held by contractholders - GMIB                   -              -              -              -
 Total units held by contractholders - Citi-Elite             -          387,819        103,494        487,552
 Accumulated unit value - Base - 99 Basis Points         $   1.13            -              -              -
 Accumulated unit value - Base - 140 Basis Points            1.13            -              -              -
 Accumulated unit value - GMIB                           $    -              -              -              -
 Accumulated unit value - Citi-Elite                          -             0.99           1.02           1.11

Cost of investments                                      $428,226        380,887        105,374        527,636
==================================================================================================================

Number of shares                                           41,114         40,530        105,374         39,606
==================================================================================================================


See accompanying notes to financial statements.

=============================================================================================================================

Salomon Brothers  Salomon Brothers  Salomon Brothers    Smith Barney       Smith Barney        Smith Barney         Franklin
 Variable High        Variable          Variable         AIM Capital         MFS Total      Putnam Diversified     Small Cap
   Yield Bond         Investors       Total Return      Appreciation          Return              Income           Investment
      Fund              Fund              Fund            Portfolio          Portfolio           Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------

  249,645            893,081            663,943            1,330,570            868,454            321,673            568,570

        7                 24                 18                   36                 24                  9                 15
-----------------------------------------------------------------------------------------------------------------------------

  249,638            893,057            663,925            1,330,534            868,430            321,664            568,555
=============================================================================================================================




        -                  -                  -                    -                  -                  -                  -


        -                  -                  -                    -                  -                  -                  -



        -                  -                  -                    -                  -                  -                  -


  249,638            893,057            663,925            1,330,534            868,430            321,664            568,555
-----------------------------------------------------------------------------------------------------------------------------

  249,638            893,057            663,925            1,330,534            868,430            321,664            568,555
=============================================================================================================================


        -                  -                  -                    -                  -                  -                  -

        -                  -                  -                    -                  -                  -                  -
        -                  -                  -                    -                  -                  -                  -
  243,342            880,931            680,016              954,495            880,104            319,191            353,953
        -                  -                  -                    -                  -                  -                  -
        -                  -                  -                    -                  -                  -                  -
        -                  -                  -                    -                  -                  -                  -
     1.03               1.01               0.98                 1.39               0.99               1.01               1.61

  264,612            878,778            688,489            1,077,069            879,486            316,598            443,434
=============================================================================================================================

   27,076             73,024             64,902               64,279             53,509             28,094             36,123
=============================================================================================================================




                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Net Assets

===================================================================================================================

                                                       Templeton                                       Smith Barney
                                                     International    Smith Barney      Smith Barney    MFS Mid Cap
                                                         Fund           Large Cap       MFS Research       Growth
                                                       Class II         Portfolio        Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                        $  604,065       2,584,710         972,126       1,141,384

 Payable to Citicorp Life Insurance Company                     16              71              26              30
------------------------------------------------------------------------------------------------------------------

 Total net assets                                       $  604,049       2,584,639         972,100       1,141,354
===================================================================================================================

 Total net assets represented by:
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 99 Basis Points                                  -               -               -               -
     Variable annuity cash value invested in
         separate account by contractholders -
         Base 140 Basis Points                                 -               -               -               -
     Variable annuity cash value invested in
         separate account by contractholders -
         Guaranteed Minimum Income Benefit
         (GMIB)                                                -               -               -               -
     Variable annuity cash value invested in
         separate account by contractholders -
         Citi-Elite                                        604,049       2,584,639         972,100       1,141,354
------------------------------------------------------------------------------------------------------------------

                                                           604,049       2,584,639         972,100       1,141,354
===================================================================================================================

 Total units held by contractholders -
     Base - 99 Basis Points                                    -               -               -               -
 Total units held by contractholders -
     Base - 140 Basis Points                                   -               -               -               -
 Total units held by contractholders - GMIB                    -               -               -               -
 Total units held by contractholders - Citi-Elite          523,110       2,109,249         805,920         726,744
 Accumulated unit value - Base - 99 Basis Points        $      -               -               -               -
 Accumulated unit value - Base - 140 Basis Points              -               -               -               -
 Accumulated unit value - GMIB                          $      -               -               -               -
 Accumulated unit value - Citi-Elite                          1.15            1.23            1.21            1.57

Cost of investments                                     $  553,653       2,395,119         847,503         860,894
===================================================================================================================

Number of shares                                            27,296         122,440          74,435          69,470
===================================================================================================================


See accompanying notes to financial statements.

=========================================================================================

Travelers       CIS         CIS                       CIS                        Equity
 Quality     Emerging     Mid Cap       CIS         Growth &        CIS          Index
   Bond       Growth       Growth      Growth        Income      Government     Portfolio
Portfolio    Portfolio   Portfolio    Portfolio     Portfolio     Portfolio      Class II
-----------------------------------------------------------------------------------------

326,031       6,954       73,193       221,789       148,534       22,366       327,783

      9         -              2             6             4            1             9
-----------------------------------------------------------------------------------------

326,022       6,954       73,191       221,783       148,530       22,365       327,774
=========================================================================================




      -           -            -             -             -            -             -


      -           -            -             -             -            -             -



      -           -            -             -             -            -             -


326,022       6,954       73,191       221,783       148,530       22,365       327,774
-----------------------------------------------------------------------------------------

326,022       6,954       73,191       221,783       148,530       22,365       327,774
=========================================================================================


      -           -            -             -             -            -             -

      -           -            -             -             -            -             -
      -           -            -             -             -            -             -
323,930       5,595       61,532       186,983       136,745       22,640        91,908
      -           -            -             -             -            -             -
      -           -            -             -             -            -             -
      -           -            -             -             -            -             -
   1.01        1.24         1.19          1.19          1.09         0.99          3.57

324,718       5,774       64,975       197,997       136,845       23,126       313,514
=========================================================================================

 30,132         561        6,135        18,701        13,702        2,292         9,153
=========================================================================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Operations

                      For the year ended December 31, 1999

============================================================================================================================

                                                           AIM V.I.      AIM V.I.       AIM       AIM V.I.        AIM V.I.
                                                            Capital     Government     V.I.      Growth and    International
                                                         Appreciation     Series      Growth       Income         Equity
                                                             Fund          Fund        Fund         Fund           Fund
----------------------------------------------------------------------------------------------------------------------------

 Investment income - dividends                          $      4,646       87,714       5,452      39,603            51,226
----------------------------------------------------------------------------------------------------------------------------

 Expenses:
     Mortality and expense risk fees                          46,317       23,864      18,428      53,444            48,408
     Daily administrative charges                              8,326        3,277       3,324       8,992             8,106
----------------------------------------------------------------------------------------------------------------------------

 Total expenses                                               54,643       27,141      21,752      62,436            56,514
----------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                                (49,997)      60,573    (16,300)    (22,833)           (5,288)
----------------------------------------------------------------------------------------------------------------------------


 Realized and unrealized gain (loss) on investments:
         Realized gain distributions                         144,940            -      95,567      27,345           214,970
         Realized gain (loss) on sale of
            investments                                      355,939       36,947      90,815     254,595            96,603
         Change in unrealized gain
            (loss) on investments                          1,734,569     (151,964)    503,034   1,602,447         2,498,323
----------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                            2,235,448     (115,017)    689,416   1,884,387         2,809,896
----------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                          $  2,185,451      (54,444)    673,116   1,861,554         2,804,608
============================================================================================================================


See accompanying notes to financial statements.

=========================================================================================================================

     AIM           CitiSelect     CitiSelect       CitiSelect     CitiSelect       Fidelity        Fidelity     Fidelity
     V.I.              VIP           VIP               VIP            VIP         VIP Equity         VIP        VIP High
    Value             Folio         Folio             Folio          Folio          Income          Growth       Income
     Fund              200           300               400            500         Portfolio       Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------------
    43,691           6,764          18,969           8,455           2,505         122,134          9,038         293,499
-------------------------------------------------------------------------------------------------------------------------


   115,922          31,525          47,581          22,390          11,476          85,270         81,828          37,474
    20,481           5,453           8,468           5,647           2,253          14,410         12,164           5,742
-------------------------------------------------------------------------------------------------------------------------

   136,403          36,978          56,049          28,037          13,729          99,680         93,992          43,216
-------------------------------------------------------------------------------------------------------------------------

   (92,712)        (30,214)        (37,080)        (19,582)        (11,224)         22,454        (84,954)        250,283
-------------------------------------------------------------------------------------------------------------------------




   228,475          14,874               -               -               -         269,982        568,244          10,972

   674,091         (56,711)         45,844         (45,514)       (155,117)        146,047        272,465        (134,118)

 2,548,428          82,721         141,186         199,419         299,103           6,800      2,047,749         120,804
-------------------------------------------------------------------------------------------------------------------------

 3,450,994          40,884         187,030         153,905         143,986         422,829      2,888,458          (2,342)
-------------------------------------------------------------------------------------------------------------------------


 3,358,282          10,670         149,950         134,323         132,762         445,283      2,803,504         247,941
=========================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Operations


==================================================================================================================================

                                                         Fidelity          Fidelity        Fidelity       Citifunds
                                                            VIP             VIP II          VIP II        Small Cap          MFS
                                                         Overseas         Contrafund      Index 500       Growth VIP        Bond
                                                         Portfolio         Portfolio      Portfolio       Portfolio        Series
----------------------------------------------------------------------------------------------------------------------------------
 Investment income - dividends                           $   26,946         34,371         132,517               -          75,182
----------------------------------------------------------------------------------------------------------------------------------

 Expenses:
     Mortality and expense risk fees                         18,494         89,439         143,995           4,469          28,590
     Daily administrative charges                             3,048         14,472          24,692             774           4,466
----------------------------------------------------------------------------------------------------------------------------------

 Total expenses                                              21,542        103,911         168,687           5,243          33,056
----------------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                                 5,404        (69,540)        (36,170)         (5,243)         42,126
----------------------------------------------------------------------------------------------------------------------------------


 Realized and unrealized gain (loss) on investments:
         Realized gain distributions                         43,461        252,058          89,922               -           5,656
         Realized gain (loss) on sale of
            investments                                      49,655        440,774         644,495         (18,891)         25,327
         Change in unrealized gain
            (loss) on investments                           711,981      1,474,930       2,215,976         213,222        (163,366)
----------------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                             805,097      2,167,762       2,950,393         194,331        (132,383)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                           $  810,501      2,098,222       2,914,223         189,088         (90,257)
==================================================================================================================================


See accompanying notes to financial statements.

=========================================================================================================

      MFS            MFS                             MFS             MFS          Travelers     Travelers
   Emerging         Money            MFS            Total           World        High Yield       Money
    Growth          Market         Research        Return        Government      Bond Trust      Market
    Series          Series          Series         Series          Series           Fund        Portfolio
---------------------------------------------------------------------------------------------------------
         -         125,568         13,278         107,717          24,995               -           1,336
---------------------------------------------------------------------------------------------------------


    84,623          27,604         60,373          50,364           3,913           1,591             675
    14,596           5,322          9,961           8,010             582             111              44
---------------------------------------------------------------------------------------------------------

    99,219          32,926         70,334          58,374           4,495           1,702             719
---------------------------------------------------------------------------------------------------------

   (99,219)         92,642        (57,056)         49,343          20,500          (1,702)            617
---------------------------------------------------------------------------------------------------------




         -               -         70,171         199,752               -               -               -

   764,677               6        473,775         185,268           3,067            (120)              -

 5,762,482               1      1,033,672        (309,408)        (38,853)          2,929               -
---------------------------------------------------------------------------------------------------------

 6,527,159               7      1,577,618          75,612         (35,786)          2,809               -
---------------------------------------------------------------------------------------------------------


 6,427,940          92,649      1,520,562         124,955         (15,286)          1,107             617
=========================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Operations

===============================================================================================================================

                                                        Salomon Brothers  Salomon Brothers  Salomon Brothers  Salomon Brothers
                                                            Variable        Variable High       Variable          Variable
                                                            Capital          Yield Bond         Investors       Total Return
                                                              Fund              Fund              Fund              Fund
------------------------------------------------------------------------------------------------------------------------------
Investment income - dividends                               $  2,555            21,909             4,538            15,941
------------------------------------------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk fees                            2,428             1,567             5,400             3,198
    Daily administrative charges                                 158               104               391               347
------------------------------------------------------------------------------------------------------------------------------

Total expenses                                                 2,586             1,671             5,791             3,545
------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                     (31)           20,238            (1,253)           12,396
------------------------------------------------------------------------------------------------------------------------------


Realized and unrealized gain (loss) on investments:
        Realized gain distributions                           14,813                 -                 -                 -
        Realized gain (loss) on sale of
           investments                                         2,037                76              (646)           (1,583)
        Change in unrealized gain
           (loss) on investments                              13,780           (14,967)           14,303           (24,546)
------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                                30,630           (14,891)           13,657           (26,129)
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
    resulting from operations                               $ 30,599             5,347            12,404           (13,733)
===============================================================================================================================


See accompanying notes to financial statements.

===================================================================================================================

Smith Barney      Smith Barney      Smith Barney         Franklin         Templeton
 AIM Capital       MFS Total      Putnam Diversi-       Small Cap       International   Smith Barney   Smith Barney
Appreciation         Return         fied Income         Investment          Fund         Large Cap     MFS Research
  Portfolio        Portfolio         Portfolio          Portfolio         Class II       Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------
       -             2,554             1,899                 -                 -           113,483                -
-------------------------------------------------------------------------------------------------------------------


   4,716             6,580             1,949               921             2,788            10,584            4,991
     408               446               135               164               184               831              345
-------------------------------------------------------------------------------------------------------------------

   5,124             7,026             2,084             1,085             2,972            11,415            5,336
-------------------------------------------------------------------------------------------------------------------

  (5,124)           (4,472)             (185)           (1,085)           (2,972)          102,068           (5,336)
-------------------------------------------------------------------------------------------------------------------




       -             4,409                 -                 -                 -                 -                -

   1,094            (1,900)           (1,885)              447               159             4,181              (99)

 253,501           (11,032)            5,075           125,136            50,412           189,591          124,623
-------------------------------------------------------------------------------------------------------------------

 254,595            (8,523)            3,190           125,583            50,571           193,772          124,524
-------------------------------------------------------------------------------------------------------------------


 249,471           (12,995)            3,005           124,498            47,599           295,840          119,188
===================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Statement of Operations


==========================================================================================================================

                                                           Smith Barney        Travelers             CIS           CIS
                                                           MFS Mid Cap          Quality           Emerging       Mid Cap
                                                              Growth             Bond              Growth         Growth
                                                            Portfolio          Portfolio          Portfolio     Portfolio
--------------------------------------------------------------------------------------------------------------------------
 Investment income - dividends                             $     158                 -                28               103
--------------------------------------------------------------------------------------------------------------------------

 Expenses:
     Mortality and expense risk fees                           7,440             1,816                41               793
     Daily administrative charges                                334               125                 1                10
--------------------------------------------------------------------------------------------------------------------------

 Total expenses                                                7,774             1,941                42               803
--------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                                 (7,616)           (1,941)              (14)             (700)
--------------------------------------------------------------------------------------------------------------------------


 Realized and unrealized gain (loss) on investments:
         Realized gain distributions                               -                 -                 -                 -
         Realized gain (loss) on sale of
            investments                                          856               116                 -                17
         Change in unrealized gain
            (loss) on investments                            280,490             1,313             1,180             8,218
--------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                              281,346             1,429             1,180             8,235
--------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                             $ 273,730              (512)            1,166             7,535
==========================================================================================================================


See accompanying notes to financial statements.

========================================================

                     CIS                        Equity
   CIS             Growth &          CIS         Index
  Growth            Income        Government   Portfolio
Portfolio         Portfolio       Portfolio    Class II
--------------------------------------------------------
    186             318             361               -
--------------------------------------------------------


  1,086             540              43             622
     45              37               2              35
--------------------------------------------------------

  1,131             577              45             657
--------------------------------------------------------

   (945)           (259)            316            (657)
--------------------------------------------------------




      -               -               -               -

    366             240              (1)            630

 23,792          11,689            (760)         14,269
--------------------------------------------------------

 24,158          11,929            (761)         14,899
--------------------------------------------------------


 23,213          11,670            (445)         14,242
========================================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

                      For the year ended December 31, 1999

================================================================================================================================

                                                  AIM V.I.         AIM V.I.            AIM           AIM V.I.        AIM V.I.
                                                   Capital        Government          V.I.          Growth and     International
                                                Appreciation        Series           Growth           Income          Equity
                                                    Fund             Fund             Fund             Fund            Fund
--------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
     resulting from operations:
         Net investment income (loss)           $   (49,997)          60,573          (16,300)         (22,833)          (5,288)
         Realized gain distributions                144,940                -           95,567           27,345          214,970
         Realized gain (loss) on sale of
            investments                             355,939           36,947           90,815          254,595           96,603
         Change in unrealized gain
            (loss) on investments                 1,734,569         (151,964)         503,034        1,602,447        2,498,323
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                              2,185,451          (54,444)         673,116        1,861,554        2,804,608
--------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                              666,110          863,085          413,427          837,789          598,893
     Transfers between funds                        (19,503)        (214,920)         488,403        1,449,465           73,206
     Transfers to (from) Citicorp Life
         Insurance Company                          438,408          217,873          225,143          185,648          331,745
     Annual administrative charges                     (653)            (271)            (335)            (535)            (603)
     Death benefits                                       -                -                -                -                -
     Contract withdrawals                          (579,656)        (198,388)         (89,453)        (225,058)        (175,438)
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                      504,706          667,379        1,037,186        2,247,309          827,803
--------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                     2,690,157          612,935        1,710,302        4,108,863        3,632,411

 Net assets at beginning of period                4,427,099        1,802,601        1,357,920        3,969,985        4,510,240
--------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                    $ 7,117,256        2,415,536        3,068,222        8,078,848        8,142,651
================================================================================================================================


See accompanying notes to financial statements.

===================================================================================================================================

     AIM            CitiSelect        CitiSelect      CitiSelect      CitiSelect        Fidelity        Fidelity         Fidelity
     V.I.              VIP               VIP              VIP             VIP          VIP Equity         VIP            VIP High
    Value             Folio             Folio            Folio           Folio           Income          Growth           Income
     Fund              200               300              400             500           Portfolio      Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------


    (92,712)         (30,214)         (37,080)         (19,582)         (11,224)          22,454          (84,954)         250,283
    228,475           14,874                -                -                -          269,982          568,244           10,972

    674,091          (56,711)          45,844          (45,514)        (155,117)         146,047          272,465         (134,118)

  2,548,428           82,721          141,186          199,419          299,103            6,800        2,047,749          120,804
-----------------------------------------------------------------------------------------------------------------------------------


  3,358,282           10,670          149,950          134,323          132,762          445,283        2,803,504          247,941
-----------------------------------------------------------------------------------------------------------------------------------


  2,901,682          194,547          164,102           43,087           38,008        1,923,559        2,989,027        1,190,148
  1,526,332         (994,216)      (2,404,941)      (1,244,725)        (313,915)         (81,884)       1,865,377          (54,439)

    844,471          (19,248)        (522,347)        (128,395)        (203,737)         517,765          658,286          249,002
     (1,401)            (645)            (840)            (771)            (645)          (1,058)            (725)            (290)
          -                -                -                -                -                -                -                -
   (906,063)        (308,702)        (276,572)        (272,784)        (247,422)        (506,552)        (822,286)        (230,960)
-----------------------------------------------------------------------------------------------------------------------------------


  4,365,021       (1,128,264)      (3,040,599)      (1,603,588)        (727,711)       1,851,831        4,689,679        1,153,461
-----------------------------------------------------------------------------------------------------------------------------------

  7,723,303       (1,117,594)      (2,890,649)      (1,469,265)        (594,949)       2,297,114        7,493,183        1,401,402

  8,796,520        4,381,322        6,996,929        3,609,257        1,761,922        7,902,380        4,688,810        3,139,400
-----------------------------------------------------------------------------------------------------------------------------------

 16,519,823        3,263,728        4,106,280        2,139,992        1,166,973       10,199,494       12,181,993        4,540,802
===================================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

================================================================================================================================

                                                  Fidelity         Fidelity        Fidelity         CitiFunds
                                                     VIP            VIP II          VIP II          Small Cap            MFS
                                                  Overseas        Contrafund       Index 500      Growth V.I.P.         Bond
                                                  Portfolio       Portfolio        Portfolio        Portfolio          Series
--------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
     resulting from operations:
         Net investment income (loss)           $     5,404          (69,540)         (36,170)          (5,243)          42,126
         Realized gain distributions                 43,461          252,058           89,922                -            5,656
         Realized gain (loss) on sale of
            investments                              49,655          440,774          644,495          (18,891)          25,327
         Change in unrealized gain
            (loss) on investments                   711,981        1,474,930        2,215,976          213,222         (163,366)
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                810,501        2,098,222        2,914,223          189,088          (90,257)
--------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                              316,397        2,491,363        2,801,609           19,463          844,014
     Transfers between funds                         98,387          809,928         (126,805)         (42,539)         (76,353)
     Transfers to (from) Citicorp Life
         Insurance Company                           93,592          566,242        1,697,036           92,868           95,739
     Annual administrative charges                     (150)            (853)          (1,956)             (45)            (265)
     Death benefits                                       -                -                -                -                -
     Contract withdrawals                           (93,241)        (454,168)        (637,944)         (30,382)        (197,150)
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                      414,985        3,412,513        3,731,940           39,556          665,986
--------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                     1,225,486        5,510,735        6,646,163          228,644          575,729

 Net assets at beginning of period                1,713,730        6,728,227       12,297,221          498,755        2,545,641
--------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                    $ 2,939,216       12,238,962       18,943,384          727,399        3,121,370
================================================================================================================================


See accompanying notes to financial statements.

==================================================================================================================

     MFS               MFS                               MFS              MFS           Travelers       Travelers
  Emerging            Money             MFS             Total            World          High Yield        Money
   Growth             Market          Research         Return         Government        Bond Trust        Market
   Series             Series           Series          Series           Series             Fund         Portfolio
------------------------------------------------------------------------------------------------------------------


    (99,219)          92,642          (57,056)          49,343           20,500           (1,702)             617
          -                -           70,171          199,752                -                -                -

    764,677                6          473,775          185,268            3,067             (120)               -

  5,762,482                1        1,033,672         (309,408)         (38,853)           2,929                -
------------------------------------------------------------------------------------------------------------------


  6,427,940           92,649        1,520,562          124,955          (15,286)           1,107              617
------------------------------------------------------------------------------------------------------------------


  1,370,714          515,355          945,664          890,355           45,100          106,359           33,337
    416,060       (1,236,952)         (76,561)         241,760          (81,165)               -                -

    235,864           29,774          120,149          304,039           54,789          279,186           73,903
       (885)            (334)            (628)            (569)             (52)               -                -
          -                -                -                -                -                -                -
   (757,483)        (431,212)        (615,688)        (460,216)         (38,441)          (2,846)          (2,486)
------------------------------------------------------------------------------------------------------------------


  1,264,270       (1,123,368)         372,936          975,368          (19,771)         382,699          104,754
------------------------------------------------------------------------------------------------------------------

  7,692,210       (1,030,719)       1,893,498        1,100,323          (35,057)         383,806          105,371

  7,282,593        3,159,180        5,996,386        5,124,375          447,418                -                -
------------------------------------------------------------------------------------------------------------------

 14,974,803        2,128,461        7,889,884        6,224,698          412,361          383,806          105,371
==================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

===========================================================================================================================

                                                  Salomon Brothers   Salomon Brothers    Salomon Brothers  Salomon Brothers
                                                      Variable        Variable High          Variable          Variable
                                                       Capital          Yield Bond          Investors        Total Return
                                                        Fund               Fund                Fund              Fund
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    resulting from operations:
        Net investment income (loss)                $     (31)            20,238             (1,253)            12,396
        Realized gain distributions                    14,813                  -                  -                  -
        Realized gain (loss) on sale of
           investments                                  2,037                 76               (646)            (1,583)
        Change in unrealized gain
           (loss) on investments                       13,780            (14,967)            14,303            (24,546)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets resulting
    from operations                                    30,599              5,347             12,404            (13,733)
---------------------------------------------------------------------------------------------------------------------------

Capital transactions:
    Contract deposits                                 384,037            128,320            651,096            559,982
    Transfers between funds                                (1)                (1)            30,189            (40,131)
    Transfers to (from) Citicorp Life
        Insurance Company                             127,797            121,070            200,022            160,012
    Annual administrative charges
    Death benefits
    Contract withdrawals                               (1,031)            (5,098)              (654)            (2,205)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets resulting
    from capital transactions                         510,802            244,291            880,653            677,658
---------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                          541,401            249,638            893,057            663,925

Net assets at beginning of period                           -                  -                  -                  -
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                         $ 541,401            249,638            893,057            663,925
===========================================================================================================================


See accompanying notes to financial statements.

==================================================================================================================================

Smith Barney          Smith Barney        Smith Barney         Franklin          Templeton
AIM Capital            MFS Total        Putnam Diversi-        Small Cap       International        Smith Barney      Smith Barney
Appreciation             Return           fied Income         Investment            Fund             Large Cap        MFS Research
 Portfolio             Portfolio           Portfolio           Portfolio          Class II           Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------------------------


    (5,124)             (4,472)               (185)             (1,085)             (2,972)            102,068              (5,336)
         -               4,409                   -                   -                   -                   -                   -

     1,094              (1,900)             (1,885)                447                 159               4,181                 (99)

   253,501             (11,032)              5,075             125,136              50,412             189,591             124,623
----------------------------------------------------------------------------------------------------------------------------------


   249,471             (12,995)              3,005             124,498              47,599             295,840             119,188
----------------------------------------------------------------------------------------------------------------------------------


   578,365             677,166             167,967             183,848             327,208           1,577,607             649,142
    (1,475)                  2                   -               1,284               5,393                (448)                  1

   506,674             216,215             151,508             258,925             224,953             721,800             206,280


    (2,501)            (11,958)               (816)                  -              (1,104)            (10,160)             (2,511)
----------------------------------------------------------------------------------------------------------------------------------


 1,081,063             881,425             318,659             444,057             556,450           2,288,799             852,912
----------------------------------------------------------------------------------------------------------------------------------

 1,330,534             868,430             321,664             568,555             604,049           2,584,639             972,100

         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

 1,330,534             868,430             321,664             568,555             604,049           2,584,639             972,100
==================================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

===============================================================================================================================

                                                   Smith Barney             Travelers                 CIS               CIS
                                                    MFS Mid Cap              Quality               Emerging           Mid Cap
                                                      Growth                  Bond                  Growth            Growth
                                                     Portfolio              Portfolio              Portfolio         Portfolio
-------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
     resulting from operations:
         Net investment income (loss)               $    (7,616)              (1,941)                 (14)                (700)
         Realized gain distributions                          -                    -                    -                    -
         Realized gain (loss) on sale of
            investments                                     856                  116                    -                   17
         Change in unrealized gain
            (loss) on investments                       280,490                1,313                1,180                8,218
-------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                    273,730                 (512)               1,166                7,535
-------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                                  572,539              151,857                4,955               40,770
     Transfers between funds                              5,184                    3                    -
     Transfers to (from) Citicorp Life
         Insurance Company                              292,183              174,865                  833               24,886
     Annual administrative charges
     Death benefits
     Contract withdrawals                                (2,282)                (191)
-------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                          867,624              326,534                5,788               65,656
-------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                         1,141,354              326,022                6,954               73,191

 Net assets at beginning of period                            -                                         -                    -
-------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                        $ 1,141,354              326,022                6,954               73,191
===============================================================================================================================


See accompanying notes to financial statements.

===============================================================

                      CIS                               Equity
   CIS             Growth &             CIS             Index
  Growth            Income          Government        Portfolio
Portfolio          Portfolio         Portfolio         Class II
---------------------------------------------------------------


    (945)             (259)              316              (657)
       -                 -                 -                 -

     366               240                (1)              630

  23,792            11,689              (760)           14,269
---------------------------------------------------------------


  23,213            11,670              (445)           14,242
---------------------------------------------------------------


 162,443           111,087            22,298           279,142
       1                 -                                  (1)

  36,829            26,282               512            34,640


    (703)             (509)                -              (249)
---------------------------------------------------------------


 198,570           136,860            22,810           313,532
---------------------------------------------------------------

 221,783           148,530            22,365           327,774

       -                 -                 -                 -
---------------------------------------------------------------

 221,783           148,530            22,365           327,774
===============================================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

                      For the year ended December 31, 1998

==================================================================================================================================

                                                    AIM V.I.          AIM V.I.            AIM           AIM V.I.       AIM V.I.
                                                     Capital         Government          V.I.          Growth and    International
                                                  Appreciation         Series           Growth           Income         Equity
                                                      Fund              Fund             Fund             Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
     resulting from operations:
         Net investment income (loss)            $   (29,829)          37,873           (4,398)         (10,324)          (2,797)
         Realized gain distributions                 111,200                -           80,655           37,925                -
         Realized gain (loss) on sale of
            investments                               16,814           15,927           27,313           47,829           33,457
         Change in unrealized gain
            (loss) on investments                    453,648           13,731          158,081          541,047          305,855
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                 551,833           67,531          261,651          616,477          336,515
----------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                             1,640,323        1,005,051          610,673        2,330,427        1,648,046
     Transfers between funds                          25,766          170,026          107,960           30,714           (3,088)
     Transfers to (from) Citicorp Life
         Insurance Company                            82,085           35,440           10,022           71,782          149,400
     Annual administrative charges                      (441)             (21)            (125)            (139)            (427)
     Death benefits                                        -                -                -                -                -
     Contract withdrawals                            (30,462)         (83,100)         (13,633)         (58,503)         (88,542)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                     1,717,271        1,127,396          714,897        2,374,281        1,705,389
----------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                      2,269,104        1,194,927          976,548        2,990,758        2,041,904

 Net assets at beginning of period                 2,157,995          607,674          381,372          979,227        2,468,336
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                      $ 4,427,099        1,802,601        1,357,920        3,969,985        4,510,240
==================================================================================================================================


See accompanying notes to financial statements.

==================================================================================================================================

    AIM           CitiSelect       CitiSelect       CitiSelect      CitiSelect        Fidelity          Fidelity         Fidelity
   V.I.               VIP              VIP              VIP             VIP          VIP Equity           VIP            VIP High
   Value             Folio            Folio            Folio           Folio           Income            Growth           Income
   Fund               200              300              400             500          Portfolio         Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------


   (20,787)         146,747          147,201           23,992          245,419          (16,905)         (20,830)          58,193
   359,068           51,304           71,922           67,228           76,388          150,892          183,762           51,337

    62,263          195,689           60,234           45,165          862,110           62,518           21,558              (96)

 1,170,050         (100,351)         (27,072)        (150,217)        (645,554)         160,174          747,119         (301,743)
----------------------------------------------------------------------------------------------------------------------------------


 1,570,594          293,389          252,285          (13,832)         538,363          356,679          931,609         (192,309)
----------------------------------------------------------------------------------------------------------------------------------


 4,712,758        2,044,233        3,762,009        1,694,019          902,179        4,558,466        2,042,497        2,384,000
    11,270          (30,312)        (543,422)        (722,147)        (135,047)         264,257          468,172           45,331

   199,728       (2,470,893)          29,854         (289,936)      (7,425,682)          77,503           40,231           38,102
      (464)            (483)            (766)            (757)            (545)            (352)            (231)             (60)
         -                -                -                -                -          (20,513)               -                -
  (195,371)        (248,254)         (85,219)        (146,266)        (135,916)         (88,397)         (99,647)         (67,715)
----------------------------------------------------------------------------------------------------------------------------------


 4,727,921         (705,709)       3,162,456          534,913       (6,795,011)       4,790,964        2,451,022        2,399,658
----------------------------------------------------------------------------------------------------------------------------------

 6,298,515         (412,320)       3,414,741          521,081       (6,256,648)       5,147,643        3,382,631        2,207,349

 2,498,005        4,793,642        3,582,188        3,088,176        8,018,570        2,754,737        1,306,179          932,051
----------------------------------------------------------------------------------------------------------------------------------

 8,796,520        4,381,322        6,996,929        3,609,257        1,761,922        7,902,380        4,688,810        3,139,400
==================================================================================================================================


                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

=================================================================================================================================

                                                  Fidelity           Fidelity        Fidelity         CitiFunds
                                                     VIP              VIP II          VIP II          Small Cap          MFS
                                                  Overseas          Contrafund       Index 500      Growth V.I.P.        Bond
                                                  Portfolio         Portfolio        Portfolio        Portfolio         Series
---------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
     resulting from operations:
         Net investment income (loss)            $     6,906          (28,090)         (33,151)          (3,620)          35,004
         Realized gain distributions                  68,590          107,270           86,245           55,493              545
         Realized gain (loss) on sale of
            investments                               (9,947)          40,614           93,692          422,034           21,416
         Change in unrealized gain
            (loss) on investments                     14,618          992,268        1,417,958         (324,158)          39,177
---------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                  80,167        1,112,062        1,564,744          149,749           96,142
---------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                               581,922        2,994,798        6,081,289          428,801        1,408,925
     Transfers between funds                        (166,413)         526,163        1,848,471          (27,452)         195,281
     Transfers to (from) Citicorp Life
         Insurance Company                            62,498          242,619          183,533       (2,240,493)          42,067
     Annual administrative charges                       (87)            (450)            (499)             (64)             (53)
     Death benefits                                        -                -                -                -          (19,528)
     Contract withdrawals                             (6,684)         (63,218)        (117,192)          (2,722)        (105,567)
---------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                       471,236        3,699,912        7,995,602       (1,841,930)       1,521,125
---------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                        551,403        4,811,974        9,560,346       (1,692,181)       1,617,267

 Net assets at beginning of period                 1,162,327        1,916,253        2,736,875        2,190,936          928,374
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                      $ 1,713,730        6,728,227       12,297,221          498,755        2,545,641
=================================================================================================================================


See accompanying notes to financial statements.

===========================================================================

    MFS             MFS                               MFS            MFS
  Emerging         Money             MFS             Total          World
   Growth          Market          Research         Return       Government
   Series          Series           Series          Series         Series
---------------------------------------------------------------------------


   (24,768)        160,060          31,846          29,314            (590)
     8,937               -           7,851          19,885               -

   117,283               -          63,673          53,013           4,219

 1,202,739               -         693,248         243,579          21,572
---------------------------------------------------------------------------


 1,304,191         160,060         796,618         345,791          25,201
---------------------------------------------------------------------------


 2,543,515       2,344,165       2,046,454       2,185,703         148,502
   707,074      (3,148,486)       (105,836)        533,134         (51,420)

    85,740         173,352         392,120         270,312          15,416
      (424)           (230)           (325)           (257)            (24)
   (13,419)              -         (24,708)              -               -
   (52,248)        (49,529)        (67,671)        (63,758)        (22,973)
---------------------------------------------------------------------------


 3,270,238        (680,728)      2,240,034       2,925,134          89,501
---------------------------------------------------------------------------

 4,574,429        (520,668)      3,036,652       3,270,925         114,702

 2,708,164       3,679,848       2,959,734       1,853,450         332,716
---------------------------------------------------------------------------

 7,282,593       3,159,180       5,996,386       5,124,375         447,418
===========================================================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998



(1)   HISTORY

      Citicorp Life Insurance Company Variable Annuity Separate Account (the Account) is a separate investment account maintained under the provisions of Arizona Insurance Law by Citicorp Life Insurance Company (the Company), an indirect subsidiary of Citigroup. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium deferred variable annuity contracts (the contracts). The Account invests in portfolios of the following funds:

              -    Variable Annuity Portfolios:
                   -    CitiSelect VIP Folio 200,
                   -    CitiSelect VIP Folio 300,
                   -    CitiSelect VIP Folio 400,
                   -    CitiSelect VIP Folio 500, and
                   -    CitiFunds Small Cap Growth V.I.P. Portfolio.*
              -    AIM Variable Insurance Funds, Inc.:
                   -    AIM V.I. Capital Appreciation Fund,
                   -    AIM V.I. Government Series Fund,
                   -    AIM V.I. Growth Fund,
                   -    AIM V.I. Growth and Income Fund,
                   -    AIM V.I. International Equity Fund, and
                   -    AIM V.I. Value Fund.
              -    Fidelity Variable Insurance Products Funds:
                   -    Fidelity VIP Equity Income Portfolio,
                   -    Fidelity VIP Growth Portfolio,
                   -    Fidelity VIP High Income Portfolio,
                   -    Fidelity VIP Overseas Portfolio,
                   -    Fidelity VIP II Contrafund Portfolio, and
                   -    Fidelity VIP II Index 500 Portfolio.
              -    MFS Variable Insurance Trust:
                   -    MFS Bond Series,
                   -    MFS Emerging Growth Series,
                   -    MFS Money Market Series,
                   -    MFS Research Series,
                   -    MFS Total Return Series, and
                   -    MFS World Government Series.
              -    The Travelers Series Trust
                   -    Large Cap Portfolio,
                   -    MFS Mid Cap Stock Portfolio,
                   -    MFS Research Portfolio, and
                   -    Travelers Quality Bond Portfolio.
              -    The Travelers Money Market Portfolio.
              -    The Travelers High Yield Bond Trust.
              -    The Travelers Series Funds
                   -    AIM Capital Appreciation Portfolio,
                   -    MFS Total Return Portfolio, and
                   -    Putnam Diversified Income Portfolio.
              -    Salomon Brothers Variable Series Funds, Inc.
                   -    Capital Fund,

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


                  -    Investors Fund,
                  -    Total Return Fund, and
                  -    High Yield Bond Fund.
              -   Templeton Variable Products Series Fund
                  -    Franklin Small Cap Investments Fund, and
                  -    Templeton International Fund.
              -   Concert Investments Series
                  -    Select Emerging Growth Portfolio,
                  -    Select Mid Cap Portfolio,
                  -    Select Growth Portfolio,
                  -    Select Growth and Income Portfolio, and
                  -    Select Government Portfolio.
              -   Greenwich Street Series Fund
                  -    Equity Index Portfolio Class II.

              * Formerly known as Landmark Small Cap Equity VIP Fund through February 28, 1998

        The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts is not chargeable with liabilities arising out of any other business conducted by the Company.

        In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate of interest for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

        (a)   INVESTMENT VALUATION

              The investment in the fund is stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last working day of the period.

        (b)   ACCOUNTING FOR INVESTMENTS

              Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is generally determined on the specific identification method.

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998



        (c)   FEDERAL INCOME TAXES

              The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations, and is not taxed separately. Under existing law, no taxes are payable on investment income and realized capital gains of the Account.

        (d)   USE OF ESTIMATES

              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)     CONTRACT CHARGES

        Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation, and are equivalent on an annual basis to 1.25% ("Base - 140 Basis Points" and "Citi-Elite") and 0.84% ("Base - 99 Basis Points" and "GMIB") of the net assets of the contracts.

        An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for administrative expenses are assessed through the daily unit value calculation, and are equivalent on an annual basis to 0.15% of the net assets of the contracts.

        The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within five contract years, a deferred sales charge will be assessed. The deferred sales charge is based on a table of charges, of which the maximum charge is currently 7% of the purchase payments withdrawn. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

        Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies.

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998



  (4)   PURCHASES OF INVESTMENTS

        For the year ended December 31, 1999, investment activity in each of the respective funds was as follows:

========================================================================================================================
                                                                                           Cost of          Proceeds
                Shares of                                                                 purchases        from sales
------------------------------------------------------------------------------------------------------------------------

        Variable Annuity Portfolios:
            CitiSelect VIP Folio 200                                                  $        238,568        1,386,109
            CitiSelect VIP Folio 300                                                           249,986        3,333,886
            CitiSelect VIP Folio 400                                                           209,765        1,836,311
            CitiSelect VIP Folio 500                                                            42,782          783,295
            CitiFunds Small Cap Growth V.I.P. Portfolio                                        129,248           95,372

        AIM Variable Insurance Funds, Inc.:
            AIM V.I. Capital Appreciation Fund                                               1,687,865        1,091,846
            AIM V.I. Government Series Fund                                                  1,370,425          644,005
            AIM V.I. Growth Fund                                                             1,457,026          341,667
            AIM V.I. Growth and Income Fund                                                  3,073,784          825,217
            AIM V.I. International Equity Fund                                               1,463,936          430,262
            AIM V.I. Value Fund                                                              6,575,243        2,081,760

        Fidelity Variable Insurance Products Funds:
            Fidelity VIP Equity Income Portfolio                                             3,167,284        1,029,759
            Fidelity VIP Growth Portfolio                                                    6,233,581        1,064,387
            Fidelity VIP High Income Portfolio                                               2,291,726          879,741
            Fidelity VIP Overseas Portfolio                                                    810,201          347,817
            Fidelity VIP II Contrafund Portfolio                                             4,895,766        1,306,192
            Fidelity VIP II Index 500 Portfolio                                              5,771,742        1,996,546

        MFS Variable Insurance Trust:
            MFS Bond Series                                                                  1,549,633          838,070
            MFS Emerging Growth Series                                                       2,834,621        1,675,565
            MFS Money Market Series                                                          4,726,399        5,760,012
            MFS Research Series                                                              1,952,202        1,571,164
            MFS Total Return Series                                                          2,245,575        1,025,547
            MFS World Government Series                                                        151,439          151,115

        The Traveler Series Trust:
            Large Cap Portfolio                                                              2,466,538           75,600
            MFS Mid Cap Stock Portfolio                                                        915,513           55,474
            MFS Research Portfolio                                                             874,590           26,987
            Travelers Quality Bond Portfolio                                                   330,506            5,904

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


========================================================================================================================
                                                                                           Cost of          Proceeds
                Shares of                                                                 purchases        from sales
------------------------------------------------------------------------------------------------------------------------

        The Travelers Money Market Portfolio                                          $        108,379            3,006

        The Travelers High Yield Bond Trust                                                    395,751           14,745

        The Travelers Series Fund:
            AIM Capital Appreciation Portfolio                                               1,130,364           54,389
            MFS Total Return Portfolio                                                         903,538           22,151
            Putnam Diversified Income Portfolio                                                351,686           33,204

        Salomon Brothers Variable Series Funds, Inc.:
            Capital Fund                                                                       601,666           76,067
            Investors Fund                                                                     922,434           43,010
            Total Return Fund                                                                  732,788           42,716
            High Yield Bond Fund                                                               284,282           19,746

        Templeton Variable Products Series Fund:
            Franklin Small Cap Investments Fund                                                444,710            1,722
            Templeton International Fund                                                       562,193            8,699

        Concert Investment Series:
            Select Emerging Growth Portfolio                                                     5,775                1
            Select Mid Cap Portfolio                                                            65,045               88
            Select Growth Portfolio                                                            202,466            4,834
            Select Growth and Income Portfolio                                                 141,338            4,734
            Select Government Portfolio                                                         23,144               17

        Greenwich Street Series Fund -
            Equity Index Portfolio Class II                                                    319,313            6,429
========================================================================================================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

===================================================================================================================================

                                                            1999
-----------------------------------------------------------------------------------------------------------------------------------
                                                           AIM V.I.        AIM V.I.          AIM          AIM V.I.      AIM V.I.
                                                            Capital       Government        V.I.         Growth and   International
                                                         Appreciation       Series         Growth          Income        Equity
                                                             Fund            Fund           Fund            Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
                   BASE - 99 BASIS POINTS
         Units purchased                                    195,512         109,299         129,470         100,047         128,892
         Units withdrawn and contract charges              (243,450)       (160,501)        (52,207)       (123,654)       (123,997)
         Units transferred between funds                    194,669         (17,385)        359,234         973,669         269,010
-----------------------------------------------------------------------------------------------------------------------------------

         Net increase                                       146,731         (68,587)        436,497         950,062         273,905

         Units at beginning of period                     2,195,417       1,596,060         784,810       2,586,910       3,742,014
-----------------------------------------------------------------------------------------------------------------------------------

         Units at end of period                           2,342,148       1,527,473       1,221,307       3,536,972       4,015,919
===================================================================================================================================
                   BASE - 140 BASIS POINTS
         Units purchased                                    147,504         662,872         146,112         446,776         357,849
         Units withdrawn and contract charges                (3,890)        (19,158)           (134)         (9,219)        (13,142)
         Units transferred between funds                     22,638          20,111          35,829          55,381          60,637
-----------------------------------------------------------------------------------------------------------------------------------

         Net increase                                       166,252         663,825         181,807         492,938         405,344

         Units at beginning of period                             -               -               -               -               -
-----------------------------------------------------------------------------------------------------------------------------------

         Units at end of period                             166,252         663,825         181,807         492,938         405,344
===================================================================================================================================

                           GMIB
         Units purchased                                    (10,799)              -         (35,013)        (27,817)              -
         Units withdrawn and contract charges                     -               -               -               -          (2,734)
         Units transferred between funds                    (24,589)              -               -               -          (8,823)
-----------------------------------------------------------------------------------------------------------------------------------

         Net increase                                       (35,388)              -         (35,013)        (27,817)        (11,557)

         Units at beginning of period                        52,223               -          61,373          68,966          27,560
-----------------------------------------------------------------------------------------------------------------------------------

         Units at end of period                              16,835               -          26,360          41,149          16,003
===================================================================================================================================

                         CITI-ELITE
         Units purchased                                          -               -               -               -               -
         Units withdrawn and contract charges                     -               -               -               -               -
         Units transferred between funds                          -               -               -               -               -
-----------------------------------------------------------------------------------------------------------------------------------

         Net increase                                             -               -               -               -               -

         Units at beginning of period                             -               -               -               -               -
-----------------------------------------------------------------------------------------------------------------------------------

         Units at end of period                                   -               -               -               -               -
===================================================================================================================================

===================================================================================================================================






===================================================================================================================================

                                                                1999
-----------------------------------------------------------------------------------------------------------------------------------
    AIM          CitiSelect     CitiSelect    CitiSelect     CitiSelect      Fidelity      Fidelity         Fidelity      Fidelity
   V.I.             VIP            VIP            VIP            VIP        VIP Equity        VIP           VIP High        VIP
   Value           Folio          Folio          Folio          Folio         Income        Growth           Income       Overseas
   Fund             200            300            400            500        Portfolio      Portfolio       Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
   764,108         59,142         59,481         34,126         33,643        606,163        253,139        374,191         62,644
  (449,656)      (276,662)      (243,923)      (224,942)      (213,946)      (310,124)      (259,184)      (176,337)       (63,232)
 1,205,519       (835,322)    (2,572,742)    (1,208,423)      (463,333)       214,184        836,477        234,952        118,148
-----------------------------------------------------------------------------------------------------------------------------------

 1,519,971     (1,052,842)    (2,757,184)    (1,399,239)      (643,636)       510,223        830,432        432,806        117,560

 5,351,283      3,875,575      6,153,461      2,901,724      1,566,185      5,786,776      1,821,491      2,915,521      1,400,538
-----------------------------------------------------------------------------------------------------------------------------------

 6,871,254      2,822,733      3,396,277      1,502,485        922,549      6,296,999      2,651,923      3,348,327      1,518,098
===================================================================================================================================

 1,072,125        115,383         26,527              -              -        821,596        889,575        683,537        186,384
   (52,650)             -           (849)             -              -        (45,310)       (19,888)       (26,957)        (6,214)
   199,155        (67,143)         1,763              -              -         98,260         55,208        (64,722)         6,027
-----------------------------------------------------------------------------------------------------------------------------------

 1,218,630         48,240         27,441              -              -        874,546        924,895        591,858        186,197

         -              -              -              -              -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------

 1,218,630         48,240         27,441              -              -        874,546        924,895        591,858        186,197
===================================================================================================================================


   (90,202)             -              -              -              -        (45,824)       (30,063)             -          1,653
      (252)             -              -        (24,111)             -           (268)          (163)             -              -
   (34,916)             -              -        (49,788)             -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------

  (125,370)             -              -        (73,899)             -        (46,092)       (30,226)             -          1,653

   301,230              -              -        370,583         36,504         97,858         65,677              -         13,941
-----------------------------------------------------------------------------------------------------------------------------------

   175,860              -              -        296,684         36,504         51,766         35,451              -         15,594
===================================================================================================================================


         -              -         65,596          5,166              -              -              -              -              -
         -              -            (98)             -              -              -              -              -              -
         -              -              -          5,394              -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------

         -              -         65,498         10,560              -              -              -              -              -

         -              -              -              -              -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------

         -              -         65,498         10,560              -              -              -              -              -
===================================================================================================================================

                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS, CONTINUED

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

====================================================================================================================

                                                     1999
--------------------------------------------------------------------------------------------------------------------
                                           Fidelity       Fidelity         CitiFunds                         MFS
                                            VIP II         VIP II          Small Cap          MFS          Emerging
                                          Contrafund      Index 500      Growth V.I.P.       Bond           Growth
                                           Portfolio      Portfolio        Portfolio        Series          Series
--------------------------------------------------------------------------------------------------------------------
      BASE - 99 BASIS POINTS
Units purchased                             502,819         752,344          10,567         321,001         354,067
Units withdrawn and contract charges       (234,979)       (357,826)        (28,539)       (174,444)       (381,679)
Units transferred between funds             698,060         712,184         (10,298)        (67,778)        374,150
--------------------------------------------------------------------------------------------------------------------

Net increase                                965,900       1,106,702         (28,270)         78,779         346,538

Units at beginning of period              4,179,307       7,620,186         473,301       2,234,729       4,576,451
--------------------------------------------------------------------------------------------------------------------

Units at end of period                    5,145,207       8,726,888         445,031       2,313,508       4,922,989
====================================================================================================================
      BASE - 140 BASIS POINTS
Units purchased                           1,096,826       1,072,132           8,530         420,972         539,919
Units withdrawn and contract charges        (38,117)        (17,993)              -            (653)        (10,540)
Units transferred between funds             147,105         284,185               -          79,470          39,676
--------------------------------------------------------------------------------------------------------------------

Net increase                              1,205,814       1,338,324           8,530         499,789         569,055

Units at beginning of period                      -               -               -               -               -
--------------------------------------------------------------------------------------------------------------------

Units at end of period                    1,205,814       1,338,324           8,530         499,789         569,055
====================================================================================================================

            GMIB
Units purchased                             (72,896)       (117,900)              -               -         (54,577)
Units withdrawn and contract charges           (250)           (245)              -               -               -
Units transferred between funds             (15,098)        (32,039)              -               -         (31,003)
--------------------------------------------------------------------------------------------------------------------

Net increase                                (88,244)       (150,184)              -               -         (85,580)

Units at beginning of period                149,140         220,247               -               -         129,185
--------------------------------------------------------------------------------------------------------------------

Units at end of period                       60,896          70,063               -               -          43,605
====================================================================================================================

         CITI-ELITE
Units purchased                                   -               -          52,740               -               -
Units withdrawn and contract charges              -               -               -               -               -
Units transferred between funds                   -               -               -               -               -
--------------------------------------------------------------------------------------------------------------------

Net increase                                      -               -          52,740               -               -

Units at beginning of period                      -               -               -               -               -
--------------------------------------------------------------------------------------------------------------------

Units at end of period                            -               -          52,740               -               -
====================================================================================================================

=============================================================================================================






=============================================================================================================

                                                    1999
-------------------------------------------------------------------------------------------------------------
    MFS                              MFS              MFS         Travelers      Travelers   Salomon Brothers
   Money            MFS             Total            World       High Yield        Money         Variable
   Market         Research          Return        Government     Bond Trust        Market        Capital
   Series          Series           Series          Series          Fund         Portfolio         Fund
-------------------------------------------------------------------------------------------------------------
    50,271         204,817         225,351           2,247               -               -               -
  (372,061)       (383,487)       (333,769)        (33,923)              -               -               -
  (858,993)         31,160         253,926         (29,338)              -               -               -
-------------------------------------------------------------------------------------------------------------

(1,180,783)       (147,510)        145,508         (61,014)              -               -               -

 2,781,036       4,264,685       3,960,924         382,822               -               -               -
-------------------------------------------------------------------------------------------------------------

 1,600,253       4,117,175       4,106,432         321,808               -               -               -
=============================================================================================================

   399,235         459,030         455,848          36,697               -               -               -
   (14,135)        (11,290)              -               -               -               -
  (189,963)         13,968         165,413           7,165               -               -               -
-------------------------------------------------------------------------------------------------------------

   209,272         458,863         609,971          43,862               -               -               -

         -               -               -               -               -               -               -
-------------------------------------------------------------------------------------------------------------

   209,272         458,863         609,971          43,862               -               -               -
=============================================================================================================


         -               -               -               -               -               -               -
         -          (2,508)              -               -               -               -               -
         -               -               -               -               -               -               -
-------------------------------------------------------------------------------------------------------------

         -          (2,508)              -               -               -               -               -

         -          18,119               -               -               -               -               -
-------------------------------------------------------------------------------------------------------------

         -          15,611               -               -               -               -               -
=============================================================================================================


         -               -               -               -         110,629          33,266         364,485
         -               -               -               -          (2,890)         (2,462)           (988)
         -               -               -               -         280,080          72,690         124,055
-------------------------------------------------------------------------------------------------------------

         -               -               -               -         387,819         103,494         487,552

         -               -               -               -               -               -               -
-------------------------------------------------------------------------------------------------------------

         -               -               -               -         387,819         103,494         487,552
=============================================================================================================

                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS, CONTINUED

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

===================================================================================================================

                                                          1999
-------------------------------------------------------------------------------------------------------------------
                                                Salomon Brothers   Salomon Brothers  Salomon Brothers  Smith Barney
                                                  Variable High        Variable          Variable       AIM Capital
                                                   Yield Bond          Investors       Total Return    Appreciation
                                                      Fund               Fund              Fund          Portfolio
-------------------------------------------------------------------------------------------------------------------
      BASE - 99 BASIS POINTS
Units purchased                                        -                  -                  -                  -
Units withdrawn and contract charges                   -                  -                  -                  -
Units transferred between funds                        -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Net increase                                           -                  -                  -                  -

Units at beginning of period                           -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Units at end of period                                 -                  -                  -                  -
===================================================================================================================
      BASE - 140 BASIS POINTS
Units purchased                                        -                  -                  -                  -
Units withdrawn and contract charges                   -                  -                  -                  -
Units transferred between funds                        -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Net increase                                           -                  -                  -                  -

Units at beginning of period                           -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Units at end of period                                 -                  -                  -                  -
===================================================================================================================

               GMIB
Units purchased                                        -                  -                  -                  -
Units withdrawn and contract charges                   -                  -                  -                  -
Units transferred between funds                        -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Net increase                                           -                  -                  -                  -

Units at beginning of period                           -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------

Units at end of period                                 -                  -                  -                  -
===================================================================================================================

           CITI-ELITE
Units purchased                                  128,192            649,723            561,624            508,104
Units withdrawn and contract charges              (5,049)              (634)            (2,268)            (2,119)
Units transferred between funds                  120,199            231,842            120,660            448,510
-------------------------------------------------------------------------------------------------------------------

Net increase                                     243,342            880,931            680,016            954,495

Units at beginning of period
-------------------------------------------------------------------------------------------------------------------

Units at end of period                           243,342            880,931            680,016            954,495
===================================================================================================================

==================================================================================================================================






==================================================================================================================================

                                                              1999
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney        Smith Barney         Franklin           Templeton                                                 Smith Barney
 MFS Total        Putnam Diversi-        Small Cap        International       Smith Barney         Smith Barney        MFS Mid Cap
  Return            fied Income         Investment             Fund             Large Cap          MFS Research          Growth
 Portfolio           Portfolio           Portfolio           Class II           Portfolio           Portfolio           Portfolio
----------------------------------------------------------------------------------------------------------------------------------
         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -

         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -
==================================================================================================================================

         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -

         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -
==================================================================================================================================


         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -

         -                   -                   -                   -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------------

         -                   -                   -                   -                   -                   -                   -
==================================================================================================================================


   679,233             168,585             141,659             307,398           1,471,270             616,943             482,936
   (12,115)               (811)                                 (1,053)             (9,162)             (2,364)             (1,980)
   212,986             151,417             212,294             216,765             647,141             191,341             245,788
----------------------------------------------------------------------------------------------------------------------------------

   880,104             319,191             353,953             523,110           2,109,249             805,920             726,744


----------------------------------------------------------------------------------------------------------------------------------

   880,104             319,191             353,953             523,110           2,109,249             805,920             726,744
==================================================================================================================================

                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS, CONTINUED

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

===================================================================================================================================

                                                        1999
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Travelers           CIS             CIS                               CIS
                                                       Quality         Emerging         Mid Cap             CIS           Growth &
                                                        Bond            Growth          Growth            Growth           Income
                                                      Portfolio        Portfolio       Portfolio         Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
       BASE - 99 BASIS POINTS
Units purchased                                            -                 -                 -                 -                -
Units withdrawn and contract charges                       -                 -                 -                 -                -
Units transferred between funds                            -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                               -                 -                 -                 -                -

Units at beginning of period                               -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                                     -                 -                 -                 -                -
===================================================================================================================================
       BASE - 140 BASIS POINTS
Units purchased                                            -                 -                 -                 -                -
Units withdrawn and contract charges                       -                 -                 -                 -                -
Units transferred between funds                            -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                               -                 -                 -                 -                -

Units at beginning of period                               -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                                     -                 -                 -                 -                -
===================================================================================================================================

              GMIB
Units purchased                                            -                 -                 -                 -                -
Units withdrawn and contract charges                       -                 -                 -                 -                -
Units transferred between funds                            -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                               -                 -                 -                 -                -

Units at beginning of period                               -                 -                 -                 -                -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                                     -                 -                 -                 -                -
===================================================================================================================================

            CITI-ELITE
Units purchased                                      151,072             4,868            38,350           155,207          112,433
Units withdrawn and contract charges                    (189)                                                 (646)            (493)
Units transferred between funds                      173,047               727            23,182            32,422           24,805
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                         323,930             5,595            61,532           186,983          136,745

Units at beginning of period
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                               323,930             5,595            61,532           186,983          136,745
===================================================================================================================================

=====================================






=====================================

    1999
-------------------------------------
                            Equity
     CIS                     Index
  Government               Portfolio
  Portfolio                Class II
-------------------------------------
           -                       -
           -                       -
           -                       -
-------------------------------------

           -                       -

           -                       -
-------------------------------------

           -                       -
=====================================

           -                       -
           -                       -
           -                       -
-------------------------------------

           -                       -

           -                       -
-------------------------------------

           -                       -
=====================================


           -                       -
           -                       -
           -                       -
-------------------------------------

           -                       -

           -                       -
-------------------------------------

           -                       -
=====================================


      22,105                  81,983
           -                     (73)
         535                   9,998
-------------------------------------

      22,640                  91,908


-------------------------------------

      22,640                  91,908
=====================================

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

==============================================================================================================================

                                                   1998
------------------------------------------------------------------------------------------------------------------------------
                                      AIM V.I.          AIM V.I.                AIM            AIM V.I.            AIM V.I.
                                      Capital          Government              V.I.           Growth and        International
                                    Appreciation         Series               Growth            Income              Equity
                                        Fund              Fund                 Fund              Fund                Fund
------------------------------------------------------------------------------------------------------------------------------
                  BASE
         Units purchased              887,152             915,206             393,252           1,724,132           1,377,527
         Units withdrawn and
               contract charges       (17,233)            (74,845)             (9,680)            (45,710)            (77,004)
         Units transferred
               between funds           32,372             182,174              85,998              80,982              84,240
------------------------------------------------------------------------------------------------------------------------------

         Net increase                 902,291           1,022,535             469,570           1,759,404           1,384,763

         Units at beginning
               of period            1,293,126             573,525             315,240             827,506           2,357,251
------------------------------------------------------------------------------------------------------------------------------

         Units at end of period     2,195,417           1,596,060             784,810           2,586,910           3,742,014
==============================================================================================================================

                 GMIB
         Units purchased               28,511                   -              61,373              68,966              18,737
         Units withdrawn and
               contract charges             -                   -                   -                   -                   -
         Units transferred
               between funds           23,712                   -                   -                   -               8,823
------------------------------------------------------------------------------------------------------------------------------

         Net increase                  52,223                   -              61,373              68,966              27,560

         Units at beginning
               of period                    -                   -                   -                   -                   -
------------------------------------------------------------------------------------------------------------------------------

         Units at end of period        52,223                   -              61,373              68,966              27,560
==============================================================================================================================

==================================================================================================================================






==================================================================================================================================

                                                               1998
----------------------------------------------------------------------------------------------------------------------------------
    AIM          CitiSelect        CitiSelect       CitiSelect        CitiSelect      Fidelity         Fidelity         Fidelity
   V.I.              VIP              VIP              VIP               VIP         VIP Equity          VIP            VIP High
   Value            Folio            Folio            Folio             Folio          Income           Growth           Income
   Fund                  200          300              400               500          Portfolio       Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------
 3,243,206        1,850,889        3,367,640        1,412,573          765,778        3,429,266          920,758        2,088,173

   (66,048)        (226,842)         (77,942)        (132,003)        (113,966)         (85,413)         (48,141)         (60,139)

    71,840          (31,661)        (474,783)        (961,046)        (131,663)         177,463          223,450           68,116
----------------------------------------------------------------------------------------------------------------------------------

 3,248,998        1,592,386        2,814,915          319,524          520,149        3,521,316        1,096,067        2,096,150


 2,102,285        2,283,189        3,338,546        2,582,200        1,046,036        2,265,460          725,424          819,371
----------------------------------------------------------------------------------------------------------------------------------

 5,351,283        3,875,575        6,153,461        2,901,724        1,566,185        5,786,776        1,821,491        2,915,521
==================================================================================================================================


   342,555                -                -           89,472           36,504           97,858           65,677                -

   (76,241)               -                -                -                -                -                -                -

    34,916                -                -                -                -                -                -                -
----------------------------------------------------------------------------------------------------------------------------------

   301,230                -                -           89,472           36,504           97,858           65,677                -


         -                -                -          281,111                -                -                -                -
----------------------------------------------------------------------------------------------------------------------------------

   301,230                -                -          370,583           36,504           97,858           65,677                -
==================================================================================================================================

                                                                     (Continued)

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

================================================================================

(5)     NET INCREASE IN ACCUMULATION UNITS, CONTINUED

        For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the Account were as follows:

==============================================================================================================================

                                                          1998
------------------------------------------------------------------------------------------------------------------------------
                                     Fidelity           Fidelity             Fidelity            CitiFunds
                                        VIP              VIP II               VIP II             Small Cap            MFS
                                     Overseas          Contrafund           Index 500          Growth V.I.P.          Bond
                                     Portfolio         Portfolio            Portfolio            Portfolio           Series
------------------------------------------------------------------------------------------------------------------------------
         BASE
Units purchased                       454,202           2,095,468           4,109,662             364,048           1,276,823
Units withdrawn and
      contract charges                 (5,780)            (46,542)            (82,319)             (3,084)           (113,702)
Units transferred
      between funds                  (118,068)            545,253           1,377,618             (37,806)            210,463
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)               330,354           2,594,179           5,404,961             323,158           1,373,584

Units at beginning
      of period                     1,070,184           1,585,128           2,215,225             150,143             861,145
------------------------------------------------------------------------------------------------------------------------------

Units at end of period              1,400,538           4,179,307           7,620,186             473,301           2,234,729
==============================================================================================================================

        GMIB
Units purchased                        13,941             134,042             188,208                   -                   -
Units withdrawn and
      contract charges                      -                   -                   -                   -                   -
Units transferred
      between funds                         -              15,098              32,039                   -                   -
------------------------------------------------------------------------------------------------------------------------------

Net increase                           13,941             149,140             220,247                   -                   -

Units at beginning
      of period                             -                   -                   -                   -                   -
------------------------------------------------------------------------------------------------------------------------------

Units at end of period                 13,941             149,140             220,247                   -                   -
==============================================================================================================================

===========================================================================================






===========================================================================================

                                            1998
-------------------------------------------------------------------------------------------
    MFS                  MFS                                    MFS                 MFS
  Emerging              Money               MFS                Total               World
   Growth              Market             Research            Return            Government
   Series              Series              Series             Series              Series
-------------------------------------------------------------------------------------------
 1,802,586           2,117,554           1,562,199           1,775,407             133,458

   (47,912)            (44,557)            (72,671)            (51,540)            (20,339)

   499,296          (2,654,111)            187,328             644,715             (34,239)
-------------------------------------------------------------------------------------------

 2,253,970            (581,114)          1,676,856           2,368,582              78,880


 2,322,481           3,362,150           2,569,829           1,592,342             303,642
-------------------------------------------------------------------------------------------

 4,576,451           2,781,036           4,246,685           3,960,924             382,522
===========================================================================================


    98,182                   -              18,119                   -                   -

         -                   -                   -                   -                   -

    31,003                   -                   -                   -                   -
-------------------------------------------------------------------------------------------

   129,185                   -              18,119                   -                   -


         -                   -                   -                   -                   -
-------------------------------------------------------------------------------------------

   129,185                   -              18,119                   -                   -
===========================================================================================

                                                                        Schedule

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Schedule of Investments

                                December 31, 1999

===============================================================================================================

                                                                 Number          Market
                                                               of shares          value                Cost
---------------------------------------------------------------------------------------------------------------
Variable Annuity Portfolios:
        CitiSelect VIP Folio 200                                310,840         $ 3,263,818           3,289,674
        CitiSelect VIP Folio 300                                368,617           4,106,391           3,987,610
        CitiSelect VIP Folio 400                                193,495           2,140,054           2,060,944
        CitiSelect VIP Folio 500                                121,310           1,167,005           1,206,555
        CitiFunds Small Cap Growth V.I.P. Portfolio              55,066             727,420             608,861

AIM Variable Insurance Funds, Inc.:
        AIM V.I. Capital Appreciation Fund                      200,041           7,117,453           4,857,267
        AIM V.I. Government Series Fund                         227,245           2,415,610           2,528,108
        AIM V.I. Growth Fund                                     95,141           3,068,310           2,380,575
        AIM V.I. Growth and Income Fund                         255,748           8,079,078           5,884,097
        AIM V.I. International Equity Fund                      278,009           8,142,881           5,399,802
        AIM V.I. Value Fund                                     493,143          16,520,302          12,709,085

Fidelity Variable Insurance Products Funds:
        Fidelity VIP Equity Income Portfolio                    396,724          10,199,785           9,753,153
        Fidelity VIP Growth Portfolio                           221,780          12,182,361           9,304,444
        Fidelity VIP High Income Portfolio                      401,497           4,540,933           4,646,887
        Fidelity VIP Overseas Portfolio                         107,117           2,939,300           2,200,300
        Fidelity VIP II Contrafund Portfolio                    419,874          12,239,321           9,565,199
        Fidelity VIP II Index 500 Portfolio                     113,159          18,943,929          15,057,599

MFS Variable Insurance Trust:
        MFS Bond Series                                         285,587           3,121,462           3,196,332
        MFS Emerging Growth Series                              394,708          14,975,224           7,742,432
        MFS Money Market Series                               2,128,522           2,128,522           2,128,522
        MFS Research Series                                     338,051           7,890,107           5,972,792
        MFS Total Return Series                                 350,697           6,224,876           6,117,723
        MFS World Government Series                              41,114             412,373             428,226

                         CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Schedule of Investments

                                December 31, 1999

====================================================================================================



----------------------------------------------------------------------------------------------------
The Traveler Series Trust:
        Large Cap Portfolio                             122,440         2,584,710         2,395,119
        MFS Mid Cap Stock Portfolio                      69,470         1,141,384           860,894
        MFS Research Portfolio                           74,435           972,126           847,503
        Travelers Quality Bond Portfolio                 30,132           326,031           324,718

The Travelers Money Market Portfolio                    105,374           105,374           105,374

The Travelers High Yield Bond Trust                      40,530           383,816           380,887

The Travelers Series Fund:
        AIM Capital Appreciation Portfolio               64,279         1,330,570         1,077,069
        MFS Total Return Portfolio                       53,509           868,454           879,486
        Putnam Diversified Income Portfolio              28,094           321,673           316,598

Salomon Brothers Variable Series Funds, Inc.:
        Capital Fund                                     39,606           541,416           527,636
        Investors Fund                                   73,024           893,081           878,778
        Total Return Fund                                64,902           663,943           688,489
        High Yield Bond Fund                             27,076           249,645           264,612

Templeton Variable Products Series Fund:
        Franklin Small Cap Investments Fund              36,123           568,570           443,434
        Templeton International Fund                     27,296           604,065           553,653

Concert Investment Series:
        Select Emerging Growth Portfolio                    561             6,954             5,774
        Select Mid Cap Portfolio                          6,135            73,193            64,975
        Select Growth Portfolio                          18,701           221,789           197,997
        Select Growth and Income Portfolio               13,702           148,534           136,845
        Select Government Portfolio                       2,292            22,366            23,126

Greenwich Street Series Fund -
        Equity Index Portfolio Class II                   9,153           327,783           313,514
====================================================================================================

                         CITICORP LIFE INSURANCE COMPANY

                   Statutory Financial Statements and Schedule

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Citicorp Life Insurance Company:


We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Citicorp Life Insurance Company as of December 31, 1999 and 1998, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Arizona, which practices differ from generally accepted accounting principles. The effect on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Citicorp Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1999.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Citicorp Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, on the basis of accounting as described in note 1.

Our audit was made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule of Selected Financial Data From Annual Statement is presented for purposes of additional analysis, and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.



                                  /s/ KPMG LLP



March 30, 2000

                         CITICORP LIFE INSURANCE COMPANY

                    Statutory Statements of Admitted Assets,
                      Liabilities, and Capital and Surplus

                           December 31, 1999 and 1998

                                                           ASSETS                                    1999              1998
                                                                                                ----------------  ----------------

Cash and investments - other than investments in insurance affiliates:
   Bonds                                                                                      $     516,705,036       488,989,160
   Mortgage loans                                                                                       674,530         1,091,992
   Cash on hand and on deposit                                                                        2,527,511         1,264,635
   Short-term investments                                                                            31,458,338        29,626,553
   Real estate                                                                                       25,049,630        25,552,002
   Options                                                                                            4,813,249         3,167,879
Investments in insurance affiliates                                                                 126,253,647        88,677,743
                                                                                                ----------------  ----------------
             Total cash and investments                                                             707,481,941       638,369,964

Due from reinsurers                                                                                  17,055,186        17,041,986
Accrued investment income                                                                             6,108,687         5,767,513
Transfers from separate accounts due                                                                  4,474,573         3,138,495
Other assets                                                                                            120,000            49,471
                                                                                                ----------------  ----------------
             Total admitted assets excluding separate account assets                                735,240,387       664,367,429

Separate account assets                                                                             164,901,993       103,230,073
                                                                                                ----------------  ----------------
             Total admitted assets                                                            $     900,142,380       767,597,502
                                                                                                ================  ================

                                             LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
   Future policy benefit reserves:
      Life insurance                                                                          $       1,869,722         1,939,733
      Accident and health insurance                                                                     189,696           249,093
      Policyholder account balances - annuities                                                     132,314,117       124,370,787
   Policy and contract claim reserves:
      Life insurance                                                                                  3,938,973         3,901,334
      Accident and health insurance                                                                  11,424,666        11,365,298
   General expenses due or accrued                                                                      257,748           185,000
   Federal income taxes due to parent                                                                15,781,632        34,843,281
   Asset valuation reserve                                                                           22,320,483        13,858,001
   Interest maintenance reserve                                                                       5,471,716         8,486,675
   Payable for securities                                                                            15,354,586                --
   Other liabilities                                                                                    700,807           549,059
                                                                                                ----------------  ----------------
             Total liabilities excluding separate account liabilities                               209,624,146       199,748,261

   Separate account liabilities                                                                     164,901,993       103,230,073
                                                                                                ----------------  ----------------
             Total liabilities                                                                      374,526,139       302,978,334
                                                                                                ----------------  ----------------

Commitments and contingencies
Capital and surplus:
   Preferred stock - $1 par value per share; 5,000,000 shares
      authorized and -0- shares issued and outstanding                                                       --                --
   Common stock - $1 par value per share; 5,000,000 shares
      authorized; 2,500,000 shares issued and outstanding at
      December 31, 1999 and 1998, respectively                                                        2,500,000         2,500,000
   Nonvoting common stock - $1 par value per share; 5,000,000 shares
      authorized; 705,000 shares issued and outstanding at December 31, 1999 and 1998                   705,000           705,000
   Surplus:
      Paid-in                                                                                       142,694,878       142,694,878
      Unassigned                                                                                    379,716,363       318,719,290
                                                                                                ----------------  ----------------
             Total capital and surplus                                                              525,616,241       464,619,168
                                                                                                ----------------  ----------------
             Total liabilities and capital and surplus                                        $     900,142,380       767,597,502
                                                                                                ================  ================

See accompanying notes to statutory financial statements.

                         CITICORP LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 1999, 1998, and 1997

                                                                                    1999              1998               1997
                                                                               ---------------   ---------------   ----------------
Revenues:
    Premiums and annuity considerations:
      Annuities                                                              $     54,065,168        83,868,640         72,200,297
      Life insurance                                                               19,023,778        22,694,941         26,439,369
      Accident and health insurance                                                34,717,062        39,655,690         47,455,840
                                                                               ---------------   ---------------   ----------------

               Total premiums and annuity considerations                          107,806,008       146,219,271        146,095,506

    Net investment income (including dividends from
      subsidiaries of $0.0, $20.0, and $20.0 million in
      1999, 1998, and 1997, respectively)                                          35,788,210        48,290,028         47,212,270
    Amortization of interest maintenance reserve                                      640,027           824,528            964,031
    Commissions and expense allowances on
      reinsurance ceded                                                               211,704         8,114,355            194,346
    Net gain from operations in separate accounts                                          --           844,211          2,775,548
    Other                                                                           3,559,763         4,283,635            301,918
                                                                               ---------------   ---------------   ----------------

               Total revenues                                                     148,005,712       208,576,028        197,543,619
                                                                               ---------------   ---------------   ----------------

Benefits and expenses:
    Death and other policy benefits:
      Annuities                                                                     4,372,429         4,917,117          2,111,772
      Life insurance                                                               10,686,012        12,522,537         13,039,222
      Accident and health insurance                                                12,527,746        10,181,535         19,889,996
      Surrenders                                                                   17,918,739        13,960,077          8,395,452
    Change in future policy benefits:
      Annuities                                                                     7,943,330        22,290,109         26,197,332
      Life insurance                                                                  (70,011)       (4,083,339)          (481,132)
      Accident and health insurance                                                   (59,397)         (814,998)          (203,816)
    Other operating costs and expenses:
      Commissions                                                                  12,771,706        14,949,143         13,994,793
      General insurance expenses                                                    3,775,406        11,101,350         13,341,637
      Net transfers to separate accounts                                           30,269,853        48,691,310         38,066,102
    Other                                                                             168,161          (181,582)           (66,555)
                                                                               ---------------   ---------------   ----------------

               Total benefits and expenses                                        100,303,974       133,533,259        134,284,803
                                                                               ---------------   ---------------   ----------------

               Income from operations before Federal income tax
                 expense and net realized capital gains                            47,701,738        75,042,769         63,258,816

Federal income tax expense                                                         16,656,549        13,007,956         20,097,427
                                                                               ---------------   ---------------   ----------------

               Income from operations before net realized
                 capital gains                                                     31,045,189        62,034,813         43,161,389

Net realized capital losses net of IMR transfer                                      (812,000)               --                 --
                                                                               ---------------   ---------------   ----------------

               Net income                                                    $     30,233,189        62,034,813         43,161,389
                                                                               ===============   ===============   ================


See accompanying notes to statutory financial statements.

                         CITICORP LIFE INSURANCE COMPANY

                   Statutory Statements of Capital and Surplus

                  Years ended December 31, 1999, 1998, and 1997

                                                                                    1999              1998               1997
                                                                               ---------------   ---------------   ----------------
Capital and surplus at beginning of year                                     $    464,619,168       354,091,392        410,579,431

Net income                                                                         30,233,189        62,034,813         43,161,389

Net unrealized gain from revaluation of investments                                39,221,274         7,218,120          1,337,886

Change in asset valuation reserve                                                  (8,462,482)          772,805           (492,559)

Dividends on common stock                                                                  --      (100,000,000)      (100,000,000)

Change in nonadmitted assets                                                            5,092             3,370              3,914

Capital paid in                                                                            --           705,000                 --

Surplus paid in                                                                            --       139,295,000                 --

Change in unassigned surplus - separate account                                            --       (12,106,423)           489,829

Surplus contributed to separate accounts                                                   --        12,605,091           (988,498)
                                                                               ---------------   ---------------   ----------------

Capital and surplus at end of year                                           $    525,616,241       464,619,168        354,091,392
                                                                               ===============   ===============   ================


See accompanying notes to statutory financial statements.

                         CITICORP LIFE INSURANCE COMPANY

                        Statutory Statements of Cash Flow

                  Years ended December 31, 1999, 1998, and 1997

                                                                                    1999              1998               1997
                                                                               ---------------   ---------------   ----------------
Cash from operating activities:
    Premiums and annuity considerations                                      $    107,806,008       147,618,901        146,348,499
    Net investment income received                                                 36,338,069        49,278,743         48,922,731
    Other income received                                                           3,647,210         4,215,965            277,427
    Allowances and reserve adjustments received
       on reinsurance ceded                                                           211,704         8,114,355            194,346
    Life and accident and health claims, and other
       benefits paid                                                              (45,439,843)      (50,564,359)       (44,739,184)
    Commissions, other expenses, and taxes paid                                   (16,479,827)      (25,932,785)       (27,449,387)
    Federal income taxes paid                                                     (34,439,389)      (13,986,593)       (20,561,930)
    Net transfer to separate accounts                                             (31,693,379)      (50,008,727)       (39,795,018)
    Net surplus contribution (to) from separate account                                    --        12,605,091           (988,498)
                                                                               ---------------   ---------------   ----------------

               Net cash provided by operating activities                           19,950,553        81,340,591         62,208,986
                                                                               ---------------   ---------------   ----------------

Cash from investing activities:
    Proceeds from investments sold, matured, or repaid:
       Bonds                                                                      446,078,084       127,402,212         84,612,461
       Mortgage loans                                                                 417,462           219,385            187,734
       Other                                                                              553               728               (120)
    Cost of investments acquired (long-term only):
       Cost of bonds acquired                                                    (478,643,454)     (262,935,036)      (141,341,381)
       Cost of stocks acquired - affiliates                                                --       (19,000,000)        (9,000,000)
       Other                                                                               --          (282,577)        (1,349,980)
                                                                               ---------------   ---------------   ----------------

               Net cash used in investing activities                              (32,147,355)     (154,595,288)       (66,891,286)
                                                                               ---------------   ---------------   ----------------

Cash from financing activities:
    Capital and surplus paid in                                                            --       140,000,000                 --
    Other cash provided                                                            15,898,858           874,504          8,392,371
    Dividends paid to stockholder                                                          --      (100,000,000)      (100,000,000)
    Change in due from reinsurers                                                     (13,200)           79,296          2,667,259
    Other cash used                                                                  (594,195)       (2,649,435)        (4,177,162)
                                                                               ---------------   ---------------   ----------------

               Net cash provided by (used in)
                  financing activities                                             15,291,463        38,304,365        (93,117,532)
                                                                               ---------------   ---------------   ----------------

               Net change in cash on hand and on deposit
                  and short-term investments                                        3,094,661       (34,950,332)       (97,799,832)

Cash on hand and on deposit and short-term
    investments, beginning of year                                                 30,891,188        65,841,520        163,641,352
                                                                               ---------------   ---------------   ----------------

Cash on hand and on deposit and short-term
    investments, end of year                                                 $     33,985,849        30,891,188         65,841,520
                                                                               ===============   ===============  =================


See accompanying notes to statutory financial statements.

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


(1)    BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Citicorp Life Insurance Company (the Company) is a 78%-owned subsidiary of Citibank Delaware (the Parent), which is a third-tier wholly owned subsidiary of Citigroup. The remaining 22% ownership of the Company is by Citicorp Holdings Netherlands, B.V. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment, single and flexible premium deferred annuity policies, and variable deferred annuity policies. The Company also writes and assumes mortgage disability policies. The Company is licensed to issue insurance in 49 states and the District of Columbia. The majority of the Company's business is generated through customers of Citigroup and its subsidiaries. At December 31, 1999, the Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance Company and Citicorp Assurance Co. (CAC), both of which are accounted for on the statutory equity method.

       The accompanying statutory financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the Department of Insurance of the State of Arizona, which vary in some respects from generally accepted accounting principles (GAAP), as discussed more fully in note 12. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. In March 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification). The Codification, if adopted by an insurer's state of domicile, will constitute the only source of "prescribed" statutory accounting practices. Accordingly, once implemented, the definition of what comprises prescribed versus permitted statutory accounting practices may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date is ultimately dependent on an insurer's state of domicile. The Company is currently evaluating the impact of the Codification on its statutory financial statements. All material transactions recorded by the Company are in conformity with current prescribed practices. The preparation of statutory financial statements requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities as of the date of the financial statements. Actual results could differ from these estimates.

       The significant statutory accounting policies are as follows:

              REVENUE AND EXPENSES

              Life premiums are reflected as earned on the policy anniversary date. Annuity considerations are reported as income when received. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy. Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due. Expenses, including acquisition costs related to acquiring new business and interest credited to policyholder account balances, are charged to operations as incurred. Investment income is recognized as earned.


                                        7                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


              POLICY RESERVES

              The liability for future life policy benefits is based on statutory mortality and interest requirements without consideration of withdrawals. The mortality table and interest assumptions currently being used on the majority of new ordinary and group life policies are the 1980 Commissioners Standard Ordinary (CSO) table, with 5.5% interest on a Commissioners Reserve Valuation Method (CRVM) basis. With respect to in-force ordinary life and group policies, the mortality table and interest assumptions are from the 1980 CSO table with 5.5% interest. The Company utilizes the 1980 CSO table with 5.5% to 6% interest for most credit life policies. Life reserves are generally calculated on either a net level or CRVM reserve basis.

              For deferred annuities, reserves are computed on the Commissioners Annuity Reserve Valuation Method (CARVM) using appropriate issue-year interest rates ranging from 5.0% to 6.5%.

              Future policy benefits on accident and health insurance are based on unearned premiums computed on a pro rata basis. The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

              INVESTMENTS

              Bonds and stocks are valued as prescribed by the National Association of Insurance Commissioners (NAIC). Bonds and short-term investments, which consist primarily of U.S. Treasury, corporate, and mortgage-backed securities, are generally carried at amortized cost, preferred stocks are generally carried at cost, and common stocks of unaffiliated companies are generally carried at fair value. Investments in common stock of insurance affiliates are recorded at their underlying statutory book value with changes in book value reflected in surplus. Mortgage loans are stated at the unpaid principal balance and represent first liens on residential properties located in the United States. Real estate is carried at cost less accumulated depreciation of $6,709,090, $6,206,717, and $5,704,344 in 1999, 1998, and 1997, respectively, which is calculated on a straight-line basis over the estimated life of the property (50 years).

              Life insurance companies are required to establish an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets for the purpose of stabilizing surplus against the effect of fluctuations in the value of investments and is recorded as a direct charge to surplus in accordance with statutory accounting practices. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of such net unrealized capital gains and losses not yet taken into income.

              CAPITAL GAINS AND LOSSES

              The cost of investments sold is generally determined on the first-in, first-out method and includes the effects of any related amortization of premium or accretion of discount. Realized investment gains and losses are reported net of income tax expense (benefit) of ($1,278,809), $408,707, and


                                        8                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


              $263,167 in 1999, 1998, and 1997, respectively, and are included in the determination of net income. Realized investment gains and losses exclude ($2,374,931), $759,027, and 488,739, which were transferred to the IMR in 1999, 1998, and 1997, respectively, net of Federal income taxes.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES

              The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts for the exclusive benefit of variable annuity contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate account are carried at fair value. The Company reflects the net gain from operations of the separate account, which consists of annuity considerations and investment income less contractholder reserves and expenses, in the statement of operations.

              NONADMITTED ASSETS

              Assets included in the statutory statements of admitted assets, liabilities, and capital and surplus are at "admitted asset values." Nonadmitted assets, principally capitalized expenditures for furniture and equipment, are excluded from the accompanying statutory financial statements through a charge against unassigned surplus.

              FEDERAL INCOME TAXES

              Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made or liability established for the tax effects of temporary differences between the financial reporting and tax basis of assets and liabilities.

              FAIR VALUE DISCLOSURES

              Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following methods and assumptions were used to estimate the fair market value of each class of financial instrument for which it was practicable to estimate fair value:

                     Investment securities - Fixed maturities are based on market prices obtained from a pricing service which approximates fair value.

                     Mortgage loans - First mortgages on real estate are carried at the unpaid principal balance. As discussed in note 3, the Company bears no credit risk as all mortgage loans were purchased, with recourse, from an affiliate. The carrying value of mortgage loans approximates fair value.


                                        9                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


                     Policyholder account balances - The liability for policyholder account balances is related to investment-type annuity contracts for which crediting rates are subject to adjustment annually, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The carrying value approximates fair value at December 31, 1999 and 1998.

                     Cash and short-term investments - The carrying amount is a reasonable estimate of fair value.

              CASH AND CASH EQUIVALENTS

              For purposes of reporting cash flows, cash and cash equivalents represent demand deposits and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

              RECLASSIFICATIONS

              Certain reclassifications have been made to the 1998 and 1997 information to conform with the 1999 presentation.

(2)    REINSURANCE

       Insurance is assumed from other companies in areas where the Company had or has limited authority to write business. Normally, a commission based on net written premiums is charged by the ceding company under the terms of the agreement.

       Effective August 1, 1998, the Company entered into assumption reinsurance agreements to cede its obligation for certain term life and accident and health policies to unaffiliated third parties. The Company recorded a pre-tax gain of $2,994,649 on the transaction and included this amount in other income in the annual statement filed with regulators.

       Effective January 1, 1998, the Company entered into assumption reinsurance agreements to cede its obligation for certain accident and health policies to unaffiliated third parties. The Company recorded a pre-tax gain of $247,336 on the transaction and included this amount in other income in the annual statement filed with regulators.

       Effective January 1, 1998, the Company entered into reinsurance agreements to cede its obligation for certain term life and accident and health policies to an unaffiliated third party. The Company recorded $7,700,000 in ceding fees included in commissions and expense allowances on reinsurance ceded on the statements of operations and transferred $4,316,071 in policy liabilities to the reinsurer related to this transaction.


                                       10                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


       The effect of reinsurance on premiums for the years ended December 31, 1999, 1998, and 1997 is as follows:

                                                                1999                  1998                   1997
                                                          ------------------   -------------------   --------------------
       Direct premiums:
          Annuities                                    $        54,071,277           83,868,640             72,200,297
          Life                                                   1,011,324            2,185,410              7,122,026
          Accident and health                                    1,581,071            2,285,042              3,507,386
       Premiums assumed - life                                  19,368,807           19,459,815             20,068,879
       Premiums assumed - accident and health                   37,237,011           43,902,300             44,020,047
       Premiums ceded - annuities                                   (6,109)                  --                     --
       Premiums ceded - life                                    (1,356,353)           1,049,717               (751,536)
       Premiums ceded - accident and health                     (4,101,020)          (6,531,653)               (71,593)
                                                          ------------------   -------------------   --------------------

                           Net premiums earned         $       107,806,008          146,219,271            146,095,506
                                                          ==================   ===================   ====================

       Reserve credits taken with respect to risks ceded to other companies amounted to $2,800,540, $3,674,647, and $1,148,262 at December 31, 1999,
       1998, and 1997, respectively. The Company remains contingently liable with respect to any reinsurance ceded and would become actually liable if the assuming company was unable to meet its obligations under the reinsurance treaty.

       The Company received approximately 100%, 99%, and 97% of its assumed premiums from five unrelated insurance companies in 1999, 1998, and 1997, respectively.

(3)    INVESTMENTS

       Major categories of net investment income for the years ended December 31, 1999, 1998, and 1997 consist of the following:

                                                                1999                  1998                   1997
                                                          ------------------   -------------------   --------------------
       Bonds                                           $        31,663,088           22,965,720             20,831,460
       Stocks (subsidiaries)                                            --           20,000,000             20,000,000
       Mortgage loans                                               70,630              110,082                117,275
       Real estate                                               3,126,593            3,126,593              3,126,593
       Short-term investments                                    1,566,289            3,261,501              4,507,298
       Other                                                       486,697              (97,288)               (80,240)
                                                          ------------------   -------------------   --------------------

                   Total investment revenue                     36,913,297           49,366,608             48,502,386

       Investment expense                                        1,125,087            1,076,580              1,290,116
                                                          ------------------   -------------------   --------------------

                   Net investment income               $        35,788,210           48,290,028             47,212,270
                                                          ==================   ===================   ====================

       Investment expense includes $502,373 in depreciation on investments in real estate for 1999, 1998, and 1997.


                                       11                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


       Investments in bonds at December 31, 1999 and 1998 are summarized below.

                                                                                      1999
                                                      ---------------------------------------------------------------------
                                                                             GROSS             GROSS          ESTIMATED
                                                          CARRYING        UNREALIZED        UNREALIZED           FAIR
                                                           VALUE             GAINS            LOSSES            VALUE
                                                      ---------------   ---------------   ---------------   ---------------
       Bonds:
          U.S. Treasury securities                 $      45,370,740               225        (2,383,775)       42,987,190
          U.S Government agency                          192,172,735            83,528        (8,397,288)      183,858,975
          Industrial and miscellaneous
             bonds                                       279,161,561           873,420       (10,919,937)      269,115,044
                                                      ---------------   ---------------   ---------------   ---------------
                   Total bonds                     $     516,705,036           957,173       (21,701,000)      495,961,209
                                                      ===============   ===============   ===============   ===============

                                                                                      1998
                                                      ---------------------------------------------------------------------
                                                                             GROSS             GROSS          ESTIMATED
                                                          CARRYING        UNREALIZED        UNREALIZED           FAIR
                                                           VALUE             GAINS            LOSSES            VALUE
                                                      ---------------   ---------------   ---------------   ---------------
       Bonds:
          U.S. Treasury securities                 $      11,365,375           827,150           (15,108)       12,177,417
          U.S Government agency                          152,115,379         1,714,226           (58,326)      153,771,279
          Industrial and miscellaneous
             bonds                                       325,508,406         4,870,212        (1,841,991)      328,536,627
                                                      ---------------   ---------------   ---------------   ---------------
                   Total bonds                     $     488,989,160         7,411,588        (1,915,425)      494,485,323
                                                      ===============   ===============   ===============   ===============

       The carrying and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                               ESTIMATED
                                                                                             CARRYING            FAIR
                                                                                               VALUE             VALUE
                                                                                          ---------------   ---------------
       Within 1 year                                                                  $       14,562,152        14,445,525
       After 1 year through 5 years                                                          137,219,871       132,825,423
       After 5 years through 10 years                                                         44,395,280        42,446,295
       After 10 years through 20 years                                                         3,089,255         2,911,350
       After 20 years                                                                         28,440,466        25,274,499
       Mortgage-backed and asset-backed securities                                           288,998,012       278,058,117
                                                                                          ---------------   ---------------
                                                                                      $      516,705,036       495,961,209
                                                                                          ===============   ===============

       Proceeds from sale of bonds during 1999, 1998, and 1997 were $376,112,679, $36,582,568, and $64,431,719, respectively. Gross gains of
       $750,249, $1,239,426, and $1,003,740, and gross losses of $5,215,989,
       $71,692, and $251,834 were realized on those sales in 1999, 1998, and 1997, respectively.


                                       12                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


       Investments in mortgage loans were purchased from Citicorp Mortgage, Inc.
       (CMI), an affiliate, pursuant to a Mortgage Loan Purchase and Sale Agreement. In the event of default by the borrower, CMI has agreed to take back the related loans at current book value.

(4)    INVESTMENTS ON DEPOSIT

       At December 31, 1999, 1998, and 1997, investments with a carrying value of $2,881,520, $2,907,504, and $2,808,189, respectively, were on deposit with various state insurance departments as required by law and $3,708,906, $3,719,000, and $3,728,341, respectively, were on deposit in escrow accounts under the terms of certain of the Company's reinsurance agreements.

(5)    INVESTMENTS IN AFFILIATES

       Investments in affiliates is comprised of the following:

       Condensed financial information for First Citicorp Life Insurance Company, on a statutory basis, is as follows:

                                                                             1999               1998              1997
                                                                       -----------------  ----------------  ----------------
       Balance sheet at December 31:
          Admitted assets                                           $    1,224,601,174       832,541,014       522,744,871
          Liabilities                                                    1,191,305,669       791,846,456       497,533,055
                                                                       -----------------  ----------------  ----------------

       Capital and surplus                                          $       33,295,505        40,694,558        25,211,816
                                                                       =================  ================  ================

       Results of operations:
          Premiums earned                                           $      331,489,668       293,310,347       250,565,989
          Benefits and expenses                                            378,310,407       328,652,625       273,184,335
       Investment income, including realized losses                         28,517,412        24,939,020        20,772,942
       Other income                                                          7,048,104         6,687,844           943,024
                                                                       -----------------  ----------------  ----------------

       Loss before Federal income taxes                                    (11,255,223)       (3,715,414)         (902,380)

       Federal income tax expense (benefit)                                 (5,317,493)         (463,095)        1,848,635

       Net realized capital losses less
          transferred to IMR                                                (2,088,000)               --                --
                                                                       -----------------  ----------------  ----------------

       Net loss                                                     $       (8,025,730)       (3,252,319)       (2,751,015)
                                                                       =================  ================  ================


                                       13                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


       Condensed financial information for CAC, on a statutory basis, is as follows:

                                                                       1999               1998              1997
                                                                  ---------------   ---------------   ---------------
       Balance sheet at December 31:
          Admitted assets                                       $    123,810,546        85,467,834        73,854,894
          Liabilities                                                 30,852,406        37,484,649        35,068,000
                                                                  ---------------   ---------------   ---------------

       Capital and surplus                                      $     92,958,140        47,983,185        38,786,894
                                                                  ===============   ===============   ===============

       Results of operations:
          Net premiums earned                                   $    107,859,715        81,025,106        68,420,444
          Losses and underwriting expenses                            41,575,405        38,453,807        33,154,319
                                                                  ---------------   ---------------   ---------------

       Underwriting gain                                              66,284,310        42,571,299        35,266,125
       Investment income, including realized losses                    3,079,208         2,425,994         2,316,371
                                                                  ---------------   ---------------   ---------------

       Income before Federal income taxes                             69,363,518        44,997,293        37,582,496
       Federal income tax expense                                     24,388,562        15,801,001        13,300,474
                                                                  ---------------   ---------------   ---------------

       Net income                                               $     44,974,956        29,196,292        24,282,022
                                                                  ===============   ===============   ===============

(6)    ACCIDENT AND HEALTH INSURANCE POLICY AND CONTRACT CLAIMS

       Activity in the liability for accident and health insurance policy and contract claims is summarized as follows:

                                                                       1999               1998              1997
                                                                  ---------------   ---------------   ---------------
       Balance at January 1                                     $     11,411,938        20,026,861        20,237,540
                                                                  ---------------   ---------------   ---------------

       Incurred related to:

          Current year                                                13,775,860        16,920,083        21,833,053
          Prior years                                                 (1,294,754)       (7,256,936)       (2,038,251)
                                                                  ---------------   ---------------   ---------------

                               Total incurred                         12,481,106         9,663,147        19,794,802
                                                                  ---------------   ---------------   ---------------

       Paid related to:
          Current year                                                 3,970,847         7,392,135         8,113,616
          Prior years                                                  8,497,531        10,885,935        11,891,865
                                                                  ---------------   ---------------   ---------------

                               Total paid                             12,468,378        18,278,070        20,005,481
                                                                  ---------------   ---------------   ---------------

       Balance at December 31                                   $     11,424,666        11,411,938        20,026,861
                                                                  ===============   ===============   ===============


                                       14                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


       The schedule above reflects the due and unpaid, in the course of settlement, and incurred but not reported components of the unpaid claims reserves for the Company's health and disability coverages. The schedule also includes unpaid claims reserves recorded in future policy benefits which represent the present value of amounts not yet due on claims. As a result of changes in estimates of insured events in prior years, the provision for claims and claims adjustment expenses decreased by $1,294,754, $7,256,936, and $2,038,251 for the years ended 1999, 1998, and 1997, respectively.

(7)    FEDERAL INCOME TAXES

       The Company's Federal income tax return is consolidated with its subsidiary FCLIC.

       Under the Life Insurance Company Income Tax Act of 1959, a portion of income prior to 1984 is not subject to Federal income taxes, within certain limits, until it is distributed to stockholders, at which time the distribution is taxed at ordinary corporate rates. The untaxed income is accumulated in a memorandum tax account designated as "Policyholders' Surplus Account." The accumulated "Policyholders' Surplus Account," as reported in the Federal income tax returns at December 31, 1999, 1998, and 1997, was approximately $10,532,900 Based on the current tax rate, if such accumulated amounts were distributed to stockholders, the income tax would be approximately $3,686,500. Since the Company does not intend to make any significant taxable distributions in the foreseeable future, no provision for such taxes has been made in the accompanying statutory financial statements.

       Federal income tax expense on income from operations varies from amounts computed by applying the current Federal corporate income tax rate to income from operations before Federal income tax expense and net realized capital gains. The reasons for these differences, and the tax effects thereof, are as follows:

                                                   1999                      1998                       1997
                                          -----------------------   -----------------------   ------------------------
                                            AMOUNT      PERCENT       AMOUNT      PERCENT       AMOUNT       PERCENT
                                          ----------  -----------   ----------  -----------   ----------   -----------
       Computed "expected" tax at
          U.S. corporate tax rate       $ 16,695,608     35.00%   $ 26,264,969     35.00%   $ 22,140,586      35.00%
       Difference between changes in
          statutory reserves as
          compared to tax reserves            28,025       .06         122,243       .16         164,199        .26
       Policy acquisition expenses
          capitalized, net of
          amortization                        25,276       .05         158,254       .21         248,167        .39
       Dividend exclusion                         --                (7,000,000)    (9.32)     (7,000,000)    (11.07)
       Amortization of IMR                   224,009       .47        (288,585)     (.38)       (337,411)      (.53)
       Provision to return                  (245,539)     (.51)     (6,770,708)    (9.02)       (758,857)     (1.20)
       Other, net                            (70,830)     (.15)        521,783       .69       5,640,743       8.92
                                          ----------  -----------   ----------  -----------   ----------   -----------

                                        $ 16,656,549     34.92%   $ 13,007,956     17.34%   $ 20,097,427      31.77%
                                          ==========  ===========   ==========  ===========   ==========   ===========


                                       15                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


(8)    RELATED-PARTY TRANSACTIONS

       The Company leases two buildings to an affiliate and rental income received from this affiliate of $3,127,000, $3,127,000, $3,127,000 in
       1999, 1998, and 1997, respectively, is included in net investment income. These leases expire at various dates and contain options for renewal. The future minimum rental income for the year ending December 31, 2000 is $3,127,000 under the terms of the leases.

       The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were $1,671,925, $2,111,447, and $2,377,645 in 1999, 1998, and 1997,
       respectively.

       The Company utilizes the services of Citicorp Insurance Services, Inc. Employees of this company are eligible to participate in defined benefit plans provided by Citicorp. Charges for these services are based on the actual salary and benefit costs of employees providing service to the Company. Included in these charges are costs associated with Citicorp's benefit plans.

(9)    DIVIDEND RESTRICTIONS

       The maximum amount of dividends which can be paid by Arizona insurance companies without the prior approval of the Arizona Director of Insurance is not to exceed the lesser of 10% of policyholder surplus as of December 31 of the preceding year or net gain from operations. The maximum dividend the Company could pay without the approval of the Arizona Director of Insurance is $31,000,000 during 2000. Dividends of $0, $100 million, and $100 million were paid in 1999, 1998, and 1997, respectively.

(10)   RISK-BASED CAPITAL

       The insurance departments of various states, including the Company's domiciliary state of Arizona, impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

       The RBC guidelines define specific capital levels where action by the Company or regulatory intervention is required based on the ratio of a Company's actual total adjusted capital (sum of capital and surplus and asset valuation reserve) to control levels determined by the RBC formula. At December 31, 1999, the Company's actual total adjusted capital exceeded all regulatory requirements; thus, no action by the Company or its regulators is required.

(11)   COMMITMENTS AND CONTINGENCIES

       The Company is involved in various litigation arising in the ordinary course of operations. Management is of the opinion, after reviewing these matters with legal counsel, that the ultimate liability, if any, resulting from any or all of the above matters would not have a material adverse effect on the Company's financial position.


                                       16                            (Continued)

                         CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


(12) DIFFERENCES BETWEEN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND STATUTORY ACCOUNTING PRACTICES

       Statutory accounting practices differ in some respects from generally accepted accounting principles. Under GAAP, the following applies:

       (a) The liability for future policy benefits is computed using the rule-of-78s and pro rata methods.

       (b) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

       (c) Acquisition costs are capitalized and amortized generally over the premium paying period for individual life contracts and in relation to the estimated present value of gross profits of the underlying business for interest-sensitive life and investment contracts.

       (d) Deferred income taxes are provided for the tax effects of temporary differences between the financial reporting and tax basis of assets and liabilities.

       (e) Nonadmitted assets, less applicable allowance accounts, are restored to the balance sheet.

       (f) Asset valuation and interest maintenance reserves are not provided.

       (g) Realized investment gains (losses) resulting from changes in interest rates are recognized when the related security is sold.

       (h) Majority-owned subsidiaries are consolidated and the Company's investment in subsidiaries is eliminated in consolidation.

       (i) Debt securities are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Held-to-maturity securities are carried at amortized cost. Trading securities are reported at fair value with unrealized gains and losses included in earnings. Available-for-sale securities are reported at fair value with unrealized gains and losses excluded from earnings and reported as a separate component of equity, net of tax.

       (j) Reinsurance premiums, commissions, expense reimbursements, and reserves would be presented on a gross basis consistent with terms of the reinsurance contracts.

       (k)    Comprehensive income disclosures are included.

       (l) Costs of providing postretirement benefits other than pensions are calculated without regard to active non-vested employees.

       The statutory financial statements do not include any adjustments that might result from differences between statutory accounting practices and GAAP.

                                                                      SCHEDULE 1

                         CITICORP LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data From Annual Statement

                          Year ended December 31, 1999


Investment income earned:
    Government bonds                                                            $             5,073,188
    Other bonds (unaffiliated)                                                               26,589,900
    Bonds of affiliates                                                                              --
    Preferred stocks (unaffiliated)                                                                  --
    Preferred stocks of affiliates                                                                   --
    Common stocks (unaffiliated)                                                                     --
    Common stocks of affiliates                                                                      --
    Mortgages loans                                                                              70,630
    Real estate                                                                               3,126,593
    Premium notes, policy loans and liens                                                            --
    Cash on hand and on deposit                                                                      --
    Short-term investments                                                                    1,566,289
    Other invested assets                                                                            --
    Derivative instruments                                                                       (4,919)
    Aggregate write-in for investment income                                                    491,616
                                                                                   ---------------------

                Gross investment income                                         $            36,913,297
                                                                                   =====================

Real estate owned - book value less encumbrances                                $            25,049,630
                                                                                   =====================

Mortgage loans - book value:
    Farm mortgages                                                              $                    --
    Residential mortgages                                                                       674,530
    Commercial mortgages                                                                             --
                                                                                   ---------------------

                Total mortgage loans                                            $               674,530
                                                                                   =====================

Mortgage loans by standing - book value:
    Good standing                                                               $               674,530
    Good standing with restructured terms                                                            --
    Interest overdue more than three months, not in
       foreclosure                                                                                   --
    Foreclosure in process                                                                           --
Other long-term assets - statement value                                                             --
Bonds and stocks of parents, subsidiaries, and affiliates -
    book value:
       Bonds                                                                                         --
       Preferred stocks                                                                              --
       Common stocks                                                                         40,500,000
                                                                                   =====================

                                                               SCHEDULE 1, CONT.

                         CITICORP LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data From Annual Statement

                          Year ended December 31, 1999

Bonds and short-term investments by class and maturity:
   Bonds by maturity - statement value:
       Due within one year or less                                              $            60,116,925
       Over 1 year through 5 years                                                          150,349,749
       Over 5 years through 10 years                                                        101,337,769
       Over 10 years through 20 years                                                        40,218,130
       Over 20 years                                                                        196,140,801
                                                                                   ---------------------

                Total by maturity                                               $           548,163,374
                                                                                   =====================

Bonds by class - statement value
    Class 1                                                                     $           496,504,383
    Class 2                                                                                  46,885,672
    Class 3                                                                                   3,568,532
    Class 4                                                                                   1,204,787
    Class 5                                                                                          --
    Class 6                                                                                          --
                                                                                   ---------------------

                Total by class                                                              548,163,374

Total bonds publicly traded                                                                 529,972,849
                                                                                   ---------------------

                Total bonds privately placed                                    $            18,190,525
                                                                                   =====================

Preferred stocks - statement value                                              $                    --
Common stocks - market value                                                                126,253,647
Short-term investments - book value                                                          31,458,338
Financial options owned - statement value                                                     4,813,249
Financial options written and in force - statement value                                             --
Financial futures contracts open - current price                                                     --
Cash on deposit                                                                               2,527,511
Life insurance in force (in thousands):
    Industrial                                                                                       --
    Ordinary                                                                                     30,574
    Credit life                                                                               2,342,427
    Group life                                                                                  124,077
    Amount of accidental death insurance in force under
       ordinary policies                                                                             --

Life insurance policies with disability provisions in force:
    Industrial                                                                                       --
    Ordinary                                                                                         --
    Credit Life                                                                                      --
    Group Life                                                                                       --

                                                               SCHEDULE 1, CONT.

                         CITICORP LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data From Annual Statement

                          Year ended December 31, 1999

Supplementary contracts in force:
   Ordinary - not involving life contingencies:
       Amount on deposit                                                        $               255,755
       Income payable                                                                            37,830
    Ordinary - involving life contingencies -
       income payable                                                                                --
    Group - not involving life contingencies:
       Amount of deposit                                                                             --
       Income payable                                                                                --
    Group - involving life contingencies -
       income payable                                                                                --
Annuities:
    Ordinary:
       Immediate - amount of income payable                                                      33,551
       Deferred - fully paid account balance                                                300,136,029
       Deferred - not fully paid account balance                                                     --
       Immediate - amount of income payable                                                          --
       Fully paid account balance                                                                    --
       Not fully paid account balance                                                                --
Accident and health insurance - premium in force:
    Ordinary                                                                                         --
    Group                                                                                            --
    Credit                                                                                   39,128,632
Deposits funds and dividend accumulations:
    Deposit funds account balance                                                                    --
    Dividend accumulations account balance                                                           --
Claim payments 1999:
    Group accident and health year ended
       December 31:
          1999                                                                                       --
          1998                                                                               (1,207,384)
          1997                                                                                       --
          1996                                                                                       --
    Other accident and health:
       1999                                                                                          --
       1998                                                                                          --
       1997                                                                                          --
       1996                                                                                          --
Other coverages that use developmental methods
  to calculate claims reserves:
       1999                                                                                   3,970,837
       1998                                                                                   7,801,717
       1997                                                                                   1,313,595
       1996                                                                                     231,811


See accompanying independent auditors' report.

                                    CitiElite

                       STATEMENT OF ADDITIONAL INFORMATION












                      Individual Variable Annuity Contract
                                    issued by





                         Citicorp Life Insurance Company
                              800 Silver Lake Blvd.
                                 Dover, Delaware

L-20676S                                                              May 2000

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         Financial Statements

           The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

                  Statement of Net Assets as of December 31, 1999
                  Statement of Operations for the year ended December 31, 1999 Statement of Changes in Net Assets for the year ended December 31, 1999
                  Notes to Financial Statements
                  Schedule of Investments as of December 31, 1999

           The statutory financial statements of Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of Citicorp Life Insurance Company include:

                  Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 1999 and 1998 Statutory Statements of Operations for the years ended December 31, 1999, 1998 and 1997
                  Statutory Statements of Capital and Surplus for the years ended December 31, 1999, 1998 and 1997
                  Statutory Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
                  Notes to Statutory Financial Statements
                  Schedule of Selected Financial Data From Annual Statement for the year ended December 31, 1999

(b)         Exhibits

(1)         Certified resolution of the board of directors of Citicorp
            Life Insurance Company (the "Company") establishing Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

(2)         Not Applicable.

(3) Form of underwriting agreement among the Company, the Separate Account and CFBDS, Inc. (formerly The Landmark Funds Broker-Dealer Services, Inc.)*

(4)         (a)         Contract Form.**

(5)         Contract Application.**

(6)         (a)         Certificate of Incorporation of the Company.*

            (b)         By-Laws of the Company.*

(7)         None.

(8)         (a)         Participation Agreement Among MFS Variable Insurance
                        Trust, Citicorp Life Insurance Company and Massachusetts
                        Financial Services Company.***

            (b) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.***

            (c) Participation Agreement Among CitiFunds and Citicorp Life Insurance Company.***

            (d) Participation Agreement Between Variable Annuity Portfolios and Citicorp Life Insurance Company.***

            (e) Administrative Services Agreement between Citicorp Insurance Services, Inc. and Citicorp Life Insurance Company with Addendums.*

(9)         Opinion and Consent of Catherine S. Mulholland, Esq.*****

(10)        Consent of KPMG LLP.

(11)        Not Applicable.

(12)        None.

(13)        Schedule for Computation of Each Performance Calculation.****

(14)        Not Applicable

*Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1996 (File 33-81626)

**Incorporated herein by reference to the registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 6, 1999 (File 333-71379).

***Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on November 8, 1996 (File 33-81626).

****Incorporated herein by reference to the registrant's Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1997 (File 33-81626).

*****Incorporated herein by reference to the registrant's Post-Effective Amendment No. 10 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on January 29, 1999 (File 333-71379).


Item 25.    DIRECTORS AND OFFICERS OF THE COMPANY.
      Marc J. Fink                        Director/Senior Vice President*

      Larry D. Williams                   Director/Senior Vice President*

      Catherine S. Mulholland             Senior Vice President and General Counsel*

      Benjamin G. Spurgeon                Senior Vice President and Chief Actuary/Valuation Actuary *

      Barbara S. Drake                    Vice President*

      Walter C. Smith, Jr.                Vice President/Treasurer*

---------------------
* 800 Silver Lake Boulevard, Dover, DE 19904

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ORGANIZATION CHART


                                    CITIGROUP
                             (Delaware Corporation)
                     --------------------------------------
                                      100%

                     ---------------------------------------
                             CITICORP HOLDINGS, INC.
                             (Delaware Corporation)
                     ---------------------------------------
                                      100%

                   ------------------------------------------
                                CITIBANK DELAWARE
                             (Delaware Corporation)
                   -------------------------------------------

                     100%
----------------------------
CITICORP LIFE
INSURANCE COMPANY
(Arizona Corporation)
----------------------------

                     100%                                  100%
----------------------------                      -----------------------
FIRST CITICORP LIFE                               CITICORP ASSURANCE CO
INSURANCE COMPANY                                 (Delaware Corporation)
(New York Corporation)

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of December 31, 1999, there were 240 contract owners.

ITEM 28.    INDEMNIFICATION

            The Articles of Incorporation of Citicorp Life Insurance Company provide in Article IX as follows:

            (1) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

            (2) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

            (3) The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this Article IX with respect to a person who is or was a director or officer of the Corporation.

            (4) Any indemnification under paragraphs 1, 2 and 3 of this Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

            (5) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

            (6) The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

            (7) By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Regis-trant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITER

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Emerging Asian Markets Equity Portfolio CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 100, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500.

CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, High Yield Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, Emerging Asian Markets Equity Portfolio.

            (b) The information required by this item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A or Form BD filed by CFBDS, Inc pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

            (c)         Not applicable.


ITEM 30.    LOCATION BOOKS AND RECORDS

            All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 800 Silver Lake Blvd, Dover, Delaware.

ITEM 31.    MANAGEMENT SERVICES

            Not applicable.

ITEM 32.    UNDERTAKINGS AND REPRESENTATIONS

            (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

            (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

            (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

            (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

            (e) Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Dover, and the State of Delaware, on this 28th day of April, 2000.

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

Attest:/s/Catherine S. Mulholland             By:/s /Larry D. Williams
       --------------------------                ---------------------
            General Counsel and                  Senior Vice President of
            Senior Vice President                Citicorp Life Insurance Company


                       BY: CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)

Attest:/s/Catherine S. Mulholland             By:/s /Larry D. Williams
       --------------------------                ---------------------
            General Counsel and                  Senior Vice President of
            Senior Vice President                Citicorp Life Insurance Company


As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.

Signature                                          Title
---------                                          -----
/s/Larry D. Williams                               Director, SVP
---------------------------
   Larry D. Williams

/s/Marc J. Fink                                    Director, SVP
---------------------------
Marc J. Fink

/s/Walter C. Smith, Jr.                            Treasurer, VP
---------------------------
Walter C. Smith, Jr.

                                  EXHIBIT INDEX

Exhibit
No.             Description                                    Method of Filing
-------         -----------                                    ----------------
10.             Consent of KPMG LLP, Independent Certified     Electronically
                Public Accountants.